UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA EXTENDED MARKET INDEX FUND
SEPTEMBER 30, 2013

                                                                      (Form N-Q)

48416-1113                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2013 (unaudited)

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Asset Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series, LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

FUND INVESTMENT -- At September 30, 2013, the Fund's investment in the Series was $548,877,000, at value, representing 99.99% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

FAIR VALUE MEASUREMENTS -- Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets. The following is a summary of the inputs used to value the Fund's investment in the Series as of September 30, 2013:

Valuation Inputs                                        Investment in the Series
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $          -
Level 2 - Other Significant Observable Inputs                        548,877,000
Level 3 - Significant Unobservable Inputs                                      -
--------------------------------------------------------------------------------
Total                                                               $548,877,000
--------------------------------------------------------------------------------

The Schedule of Investments of the Series follows.

================================================================================

USAA Extended Market Index Fund

================================================================================

Schedule of Investments                      MASTER EXTENDED MARKET INDEX SERIES
September 30, 2013 (Unaudited)       (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 1.5%
AAR Corp.                                                            5,302         $    144,904
Aerovironment, Inc. (a)                                              2,943               67,983
Alliant Techsystems, Inc.                                            4,293              418,825
Arotech Corp. (a)                                                    2,867                5,017
Astronics Corp. (a)                                                  1,898               94,349
Astrotech Corp. (a)                                                  3,505                2,629
BE Aerospace, Inc. (a)                                              13,478              994,946
CPI Aerostructures, Inc. (a)                                         1,913               22,172
Cubic Corp.                                                          2,907              156,048
Curtiss-Wright Corp.                                                 6,196              290,964
Ducommun, Inc. (a)                                                   1,602               45,945
Esterline Technologies Corp. (a)                                     4,275              341,530
Exelis, Inc.                                                        25,251              396,693
GenCorp, Inc. (a)                                                    8,890              142,507
HEICO Corp.                                                            199               13,480
HEICO Corp., Class A                                                 6,141              307,910
Hexcel Corp. (a)                                                    13,848              537,302
Huntington Ingalls Industries, Inc.                                  6,803              458,522
Innovative Solutions & Support, Inc.                                 3,290               26,188
Kratos Defense & Security Solutions, Inc. (a)                        7,145               59,161
LMI Aerospace, Inc. (a)                                              1,558               20,815
Mantech International Corp., Class A                                 2,816               80,988
Moog, Inc., Class A (a)                                              6,163              361,583
Orbital Sciences Corp. (a)                                           8,281              175,391
RBC Bearings, Inc. (a)                                               3,190              210,189
Smith & Wesson Holding Corp. (a)(b)                                  9,625              105,779
Spirit Aerosystems Holdings, Inc., Class A (a)                      13,755              333,421
Sturm Ruger & Co., Inc. (b)                                          2,893              181,189
Taser International, Inc. (a)                                        7,786              116,089
Teledyne Technologies, Inc. (a)                                      5,086              431,954
TransDigm Group, Inc.                                                6,798              942,883
Triumph Group, Inc.                                                  7,153              502,284
VSE Corp.                                                              644               30,236
                                                                                   ------------
                                                                                      8,019,876
-----------------------------------------------------------------------------------------------
ALTERNATIVE ENERGY -- 0.1%
Amyris, Inc. (a)(b)                                                  7,111               16,426
Ascent Solar Technologies, Inc. (a)                                  7,427                6,536
BioFuel Energy Corp. (a)(b)                                            568                2,073
FuelCell Energy, Inc. (a)                                           28,778               37,124
Green Plains Renewable Energy, Inc.                                  3,378               54,217
GreenHunter Energy, Inc. (a)(b)                                      7,536                8,516
GT Advanced Technologies, Inc. (a)                                  17,569              149,512
KiOR, Inc., Class A (a)                                              7,210               20,332
Ocean Power Technologies, Inc. (a)                                   1,816                3,087
Plug Power, Inc. (a)(b)                                              5,885                4,355
REX American Resources Corp. (a)                                       809               24,869
Solazyme, Inc. (a)(b)                                                7,167               77,189
STR Holdings, Inc. (a)                                               5,106               11,386
SunPower Corp. (a)(b)                                                5,743              150,237
Verenium Corp. (a)                                                   4,249               16,868
                                                                                   ------------
                                                                                        582,727
-----------------------------------------------------------------------------------------------
AUTOMOBILES & PARTS -- 2.0%
Allison Transmission Holdings, Inc.                                  7,442              186,422
American Axle & Manufacturing Holdings, Inc. (a)                     9,542              188,168
Autoliv, Inc.                                                       12,872            1,124,884
Cooper Tire & Rubber Co.                                             8,317              256,164
Dana Holding Corp.                                                  19,913              454,813
Dorman Products, Inc.                                                4,187              207,466
Federal-Mogul Corp. (a)                                              4,490               75,387
Fuel Systems Solutions, Inc. (a)                                     2,169               42,642
Gentex Corp.                                                        19,532              499,824
Gentherm, Inc. (a)                                                   5,074               96,812
Lear Corp.                                                          12,455              891,404
LKQ Corp. (a)(b)                                                    40,895            1,302,915
LoJack Corp. (a)                                                     3,917               12,534
Modine Manufacturing Co. (a)                                         6,801               99,499
Motorcar Parts of America, Inc. (a)                                  3,112               39,429
Quantum Fuel Systems Technologies Worldwide, Inc. (a)                3,415               10,860
Shiloh Industries, Inc.                                              1,088               14,253
Standard Motor Products, Inc.                                        2,874               92,428
Stoneridge, Inc. (a)                                                 4,021               43,467
Strattec Security Corp.                                                573               21,975
Superior Industries International, Inc.                              3,069               54,720
Tenneco, Inc. (a)                                                    8,414              424,907
Tesla Motors, Inc. (a)                                              11,130            2,152,765
Titan International, Inc.                                            7,461              109,229
TRW Automotive Holdings Corp. (a)                                   15,902            1,133,972
US Auto Parts Network, Inc. (a)                                      7,139                9,423
Visteon Corp. (a)                                                    6,843              517,604
WABCO Holdings, Inc. (a)                                             8,550              720,423
                                                                                   ------------
                                                                                     10,784,389
-----------------------------------------------------------------------------------------------
BANKS -- 4.9%
1st Source Corp.                                                     1,604               43,180
1st United Bancorp, Inc.                                             5,499               40,308
Ameriana Bancorp                                                     1,553               20,096
American National Bankshares, Inc.                                   1,414               32,805
Ameris Bancorp (a)                                                   3,817               70,156
Ames National Corp.                                                  1,492               33,973
Arrow Financial Corp.                                                2,048               52,249
Associated Banc-Corp                                                22,024              341,152

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013      1

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
BANKS (CONTINUED)
Astoria Financial Corp.                                             11,081         $    137,848
Banc of California, Inc.                                             2,547               35,225
Bancfirst Corp.                                                        770               41,634
Bancorp of New Jersey, Inc.                                          1,876               26,733
The Bancorp, Inc. (a)                                                5,565               98,612
BancorpSouth, Inc.                                                  11,511              229,529
Bank Mutual Corp.                                                    6,240               39,125
Bank of Hawaii Corp.                                                 5,941              323,487
Bank of Kentucky Financial Corp.                                     1,025               27,993
Bank of Marin Bancorp                                                  894               37,146
Bank of the Ozarks, Inc.                                             4,303              206,501
BankFinancial Corp.                                                  3,481               31,051
BankUnited, Inc.                                                     8,867              276,562
Banner Corp.                                                         2,802              106,924
Bar Harbor Bankshares                                                  965               35,502
BCB Bancorp, Inc.                                                    2,435               26,103
Beneficial Mutual Bancorp, Inc. (a)                                  4,923               49,082
Berkshire Bancorp, Inc.                                              1,029                8,253
Berkshire Hills Bancorp, Inc.                                        3,574               89,743
BofI Holding, Inc. (a)                                               1,847              119,796
BOK Financial Corp.                                                  2,411              152,737
Boston Private Financial Holdings, Inc.                             11,277              125,175
Bridge Bancorp, Inc.                                                 1,651               35,496
Bridge Capital Holdings (a)                                          2,231               37,882
Brookline Bancorp, Inc.                                              9,804               92,256
Bryn Mawr Bank Corp.                                                 2,138               57,662
California First National Bancorp                                      611               10,430
Camco Financial Corp. (a)                                            2,821               11,369
Camden National Corp.                                                1,176               48,098
Cape Bancorp, Inc.                                                   2,292               20,995
Capital City Bank Group, Inc. (a)                                    1,923               22,653
CapitalSource, Inc.                                                 26,874              319,263
Capitol Federal Financial, Inc.                                     17,626              219,091
Cardinal Financial Corp.                                             4,490               74,220
Cascade Bancorp (a)                                                  1,327                7,736
Cathay General Bancorp                                              10,049              234,845
Center Bancorp, Inc.                                                 2,591               36,896
Centerstate Banks, Inc.                                              4,925               47,674
Central Pacific Financial Corp.                                      4,463               78,995
Century Bancorp, Inc., Class A                                         627               20,898
CFS Bancorp, Inc.                                                    2,101               23,279
Chemical Financial Corp.                                             3,699              103,276
Chicopee Bancorp, Inc.                                               1,742               30,677
Citizens & Northern Corp.                                            1,985               39,581
City Holding Co.                                                     2,249               97,247
City National Corp.                                                  6,369              424,558
Clifton Savings Bancorp, Inc.                                        2,017               24,991
CNB Financial Corp.                                                  2,254               38,431
CoBiz Financial, Inc.                                                5,027               48,561
Colony Bankcorp, Inc. (a)                                              750                4,388
Columbia Banking System, Inc.                                        7,063              174,456
Commerce Bancshares, Inc.                                           10,275              450,148
Community Bank System, Inc.                                          5,486              187,182
Community Trust Bancorp, Inc.                                        2,061               83,656
CommunityOne Bancorp (a)                                             1,696               16,756
Cullen/Frost Bankers, Inc.                                           7,058              497,942
CVB Financial Corp.                                                 12,415              167,851
Dime Community Bancshares, Inc.                                      4,248               70,729
Doral Financial Corp. (a)                                            1,017               19,404
Eagle Bancorp, Inc. (a)                                              3,541              100,175
East West Bancorp, Inc.                                             18,678              596,762
Eastern Virginia Bankshares, Inc. (a)                                2,546               15,531
Enterprise Bancorp, Inc.                                             1,296               24,507
Enterprise Financial Services Corp.                                  2,647               44,417
ESB Financial Corp.                                                  2,374               30,269
ESSA Bancorp, Inc.                                                   1,863               19,412
Farmers Capital Bank Corp. (a)                                       1,302               28,462
Fidelity Southern Corp.                                              2,818               43,228
Financial Institutions, Inc.                                         1,950               39,897
First Bancorp, Inc.                                                  1,663               27,905
First Bancorp, North Carolina                                        2,731               39,463
First BanCorp, Puerto Rico (a)                                      13,496               76,657
First Busey Corp.                                                   10,122               52,736
First Citizens Banc Corp.                                            1,258                8,554
First Citizens BancShares, Inc., Class A                               817              167,975
First Commonwealth Financial Corp.                                  13,041               98,981
First Community Bancshares, Inc.                                     2,285               37,360
First Connecticut Bancorp, Inc.                                      2,900               42,630
First Defiance Financial Corp.                                       1,535               35,904
First Federal Bancshares of Arkansas, Inc. (a)                       1,590               14,867
First Financial Bancorp                                              8,056              122,210
First Financial Bankshares, Inc.                                     4,184              246,103
First Financial Corp.                                                1,437               45,366
First Financial Holdings, Inc.                                       3,334              183,903
First Financial Northwest, Inc.                                      2,894               30,184
First Financial Service Corp. (a)                                      358                1,343
First Horizon National Corp.                                        33,227              365,165
First Interstate Bancsystem, Inc.                                    2,926               70,663
First Merchants Corp.                                                3,870               67,067
First Midwest Bancorp, Inc.                                         10,479              158,338
First Niagara Financial Group, Inc.                                 47,646              494,089
The First of Long Island Corp.                                       1,390               54,001
First Republic Bank                                                 17,056              795,321
First Security Group, Inc. (a)                                       2,507                5,215
First South Bancorp, Inc. (a)                                        2,440               15,323
First United Corp. (a)                                               1,784               14,647
FirstMerit Corp.                                                    22,241              482,852
Flagstar Bancorp, Inc. (a)                                           2,753               40,634
Flushing Financial Corp.                                             4,115               75,922
FNB Corp.                                                           19,442              235,831
Fox Chase Bancorp, Inc.                                              2,078               36,157

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          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013      2

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
BANKS (CONTINUED)
Franklin Financial Corp.                                             2,485         $     47,116
Fulton Financial Corp.                                              25,305              295,562
German American Bancorp, Inc.                                        1,865               47,035
Glacier Bancorp, Inc.                                               10,036              247,990
Great Southern Bancorp, Inc.                                         1,408               39,748
Guaranty Bancorp                                                     2,831               38,756
Hampton Roads Bankshares, Inc. (a)                                  11,940               16,955
Hancock Holding Co.                                                 10,777              338,182
Hanmi Financial Corp.                                                4,695               77,796
Hawthorn Bancshares, Inc.                                            1,194               16,238
Heartland Financial USA, Inc.                                        2,048               57,057
Heritage Commerce Corp.                                              4,012               30,692
Heritage Financial Corp.                                             2,524               39,172
HMN Financial, Inc. (a)                                              1,907               14,779
Home Bancorp, Inc. (a)                                               1,539               27,794
Home BancShares, Inc.                                                6,497              197,314
Home Federal Bancorp, Inc.                                           2,378               29,915
Home Loan Servicing Solutions Ltd.                                   9,148              201,347
HomeTrust Bancshares, Inc. (a)                                       3,179               52,453
Horizon Bancorp                                                      1,182               27,600
Hudson Valley Holding Corp.                                          2,386               44,809
Iberiabank Corp.                                                     3,934              204,057
Independent Bank Corp./MA                                            3,143              112,205
Independent Bank Corp./MI (a)                                        2,856               28,560
International Bancshares Corp.                                       7,394              159,932
Intervest Bancshares Corp. (a)                                       3,634               28,818
Investors Bancorp, Inc.                                              6,741              147,493
Kearny Financial Corp. (a)                                           2,925               29,894
Lakeland Bancorp, Inc.                                               4,827               54,304
Lakeland Financial Corp.                                             2,419               78,980
Macatawa Bank Corp. (a)                                              4,625               24,883
MainSource Financial Group, Inc.                                     2,714               41,226
MB Financial, Inc.                                                   7,559              213,466
Mercantile Bank Corp.                                                1,476               32,147
Merchants Bancshares, Inc.                                           1,049               30,369
Metro Bancorp, Inc. (a)                                              2,213               46,495
MidSouth Bancorp, Inc.                                               1,608               24,924
MidWestOne Financial Group, Inc.                                     1,321               33,963
MutualFirst Financial, Inc.                                          1,313               20,141
NASB Financial, Inc. (a)                                               821               22,520
National Bankshares, Inc.                                            1,269               45,544
National Penn Bancshares, Inc.                                      15,584              156,619
NBT Bancorp, Inc.                                                    5,805              133,399
New York Community Bancorp, Inc.                                    59,467              898,546
NewBridge Bancorp (a)                                                4,068               29,656
North Valley Bancorp (a)                                             1,481               27,991
Northfield Bancorp, Inc.                                             7,917               96,112
Northrim BanCorp, Inc.                                               1,133               27,305
Northwest Bancshares, Inc.                                          12,257              162,038
Norwood Financial Corp.                                                859               24,911
OceanFirst Financial Corp.                                           2,337               39,519
OFG Bancorp                                                          6,402              103,648
Ohio Valley Banc Corp.                                                 934               18,839
Old National Bancorp                                                13,349              189,556
Old Second Bancorp, Inc. (a)                                         3,114               17,719
OmniAmerican Bancorp, Inc. (a)                                       2,154               52,687
Oritani Financial Corp.                                              5,866               96,554
Orrstown Financial Services, Inc. (a)                                1,792               31,270
Pacific Continental Corp.                                            3,116               40,851
PacWest Bancorp                                                      5,549              190,664
Park National Corp.                                                  1,738              137,441
Park Sterling Corp.                                                  8,504               54,511
Peapack Gladstone Financial Corp.                                    1,408               26,118
Penns Woods Bancorp, Inc.                                              950               47,329
Peoples Bancorp of North Carolina, Inc.                              1,155               14,264
Peoples Bancorp, Inc.                                                1,544               32,239
Peoples Financial Corp.                                              1,245               14,367
Pinnacle Financial Partners, Inc. (a)                                4,742              141,359
Popular, Inc. (a)                                                   13,852              363,338
Porter Bancorp, Inc. (a)                                             1,044                1,253
Preferred Bank (a)                                                   2,279               40,543
PrivateBancorp, Inc.                                                 9,071              194,119
Prosperity Bancshares, Inc.                                          7,493              463,367
Provident Financial Holdings, Inc.                                   1,737               28,852
Provident Financial Services, Inc.                                   7,001              113,486
Provident New York Bancorp                                           5,543               60,363
Pulaski Financial Corp.                                              2,347               24,198
PVF Capital Corp. (a)                                                4,727               19,475
Renasant Corp.                                                       4,413              119,901
Republic Bancorp, Inc., Class A                                      1,667               45,926
Republic First Bancorp, Inc. (a)                                     4,534               14,463
Riverview Bancorp, Inc. (a)                                          4,146               10,904
Rockville Financial, Inc.                                            3,960               51,480
Roma Financial Corp. (a)                                             1,833               34,075
Royal Bancshares of Pennsylvania, Inc., Class A (a)                  1,265                1,682
S&T Bancorp, Inc.                                                    3,994               96,735
Sandy Spring Bancorp, Inc.                                           3,813               88,690
Seacoast Banking Corp. of Florida (a)                               13,010               28,232
Shore Bancshares, Inc. (a)                                           1,736               15,277
Sierra Bancorp                                                       1,748               27,496
Signature Bank (a)                                                   6,527              597,351
Simmons First National Corp., Class A                                2,169               67,434
Southside Bancshares, Inc.                                           2,631               70,563
Southwest Bancorp, Inc. (a)                                          3,111               46,074
State Bank Financial Corp.                                           5,211               82,699
StellarOne Corp.                                                     3,258               73,305

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          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013      3

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
BANKS (CONCLUDED)
Sterling Bancorp                                                      4,513        $     61,963
Sterling Financial Corp.                                              2,757              78,988
Suffolk Bancorp (a)                                                   2,076              36,787
Summit Financial Group, Inc. (a)                                      1,593              13,779
Sun Bancorp, Inc. (a)                                                 8,072              30,916
Susquehanna Bancshares, Inc.                                         24,727             310,324
SVB Financial Group (a)                                               6,273             541,799
SY Bancorp, Inc.                                                      2,151              60,938
Synovus Financial Corp.                                             132,787             438,197
Taylor Capital Group, Inc. (a)                                        2,440              54,046
TCF Financial Corp.                                                  22,323             318,772
Territorial Bancorp, Inc.                                             1,901              41,765
Texas Capital Bancshares, Inc. (a)                                    5,710             262,489
TFS Financial Corp. (a)                                              11,165             133,645
Tompkins Financial Corp.                                              1,650              76,263
TowneBank                                                             4,373              63,059
Trico Bancshares                                                      1,982              45,150
TrustCo Bank Corp., NY                                               13,360              79,626
Trustmark Corp.                                                       8,713             223,053
UMB Financial Corp.                                                   4,760             258,658
Umpqua Holdings Corp.                                                15,016             243,560
Union First Market Bankshares Corp.                                   2,962              69,222
United Bancorp, Inc.                                                  1,857              12,386
United Bankshares, Inc.                                               5,963             172,808
United Community Banks, Inc. (a)                                      5,651              84,765
United Community Financial Corp. (a)                                  8,303              32,299
United Financial Bancorp, Inc.                                        2,904              46,958
United Security Bancshares (a)                                        3,636              15,344
Univest Corp. of Pennsylvania                                         2,482              46,786
Valley National Bancorp                                              26,781             266,471
ViewPoint Financial Group, Inc.                                       5,508             113,850
Virginia Commerce Bancorp, Inc. (a)                                   4,585              71,205
Washington Banking Co.                                                3,037              42,700
Washington Federal, Inc.                                             13,534             279,883
Washington Trust Bancorp, Inc.                                        2,136              67,134
Waterstone Financial, Inc. (a)                                        2,108              21,396
Webster Financial Corp.                                              12,304             314,121
WesBanco, Inc.                                                        3,863             114,847
West BanCorp., Inc.                                                   2,837              39,151
Westamerica BanCorp.                                                  3,543             176,229
Western Alliance Bancorp (a)                                         10,901             206,356
Westfield Financial, Inc.                                             3,799              26,821
Wilshire Bancorp, Inc.                                                9,030              73,865
Wintrust Financial Corp.                                              5,377             220,833
WSFS Financial Corp.                                                  1,149              69,227
Yadkin Financial Corp. (a)                                            2,484              42,799
                                                                                   ------------
                                                                                     26,680,535
-----------------------------------------------------------------------------------------------
BEVERAGES -- 0.1%
Boston Beer Co., Inc., Class A (a)                                    1,198             292,564
Coca-Cola Bottling Co. Consolidated                                     643              40,265
Craft Brew Alliance, Inc. (a)                                         1,511              20,308
National Beverage Corp.                                               2,243              40,060
Primo Water Corp. (a)                                                 4,585              10,912
Willamette Valley Vineyards, Inc. (a)                                 1,784               9,651
                                                                                   ------------
                                                                                        413,760
-----------------------------------------------------------------------------------------------
CHEMICALS -- 2.4%
A Schulman, Inc.                                                      3,873             114,099
Aceto Corp.                                                           3,887              60,715
Albemarle Corp.                                                      10,975             690,767
American Vanguard Corp.                                               3,560              95,835
Ashland, Inc.                                                         9,752             901,865
Axiall Corp.                                                          9,617             363,426
Balchem Corp.                                                         4,261             220,507
Cabot Corp.                                                           7,903             337,537
Calgon Carbon Corp. (a)                                               7,917             150,344
Cambrex Corp. (a)                                                     4,691              61,921
Celanese Corp., Series A                                             21,611           1,140,845
Chase Corp.                                                           1,295              38,047
Chemtura Corp. (a)                                                   13,318             306,181
Codexis, Inc. (a)                                                     4,978               8,761
Cytec Industries, Inc.                                                4,941             402,000
Ferro Corp. (a)                                                      12,329             112,317
FutureFuel Corp.                                                      3,446              61,890
Hawkins, Inc.                                                         1,451              54,761
HB Fuller Co.                                                         6,761             305,530
Huntsman Corp.                                                       26,487             545,897
Innophos Holdings, Inc.                                               2,976             157,073
Intrepid Potash, Inc. (b)                                             7,537             118,180
KMG Chemicals, Inc.                                                   1,469              32,303
Koppers Holdings, Inc.                                                2,895             123,472
Kraton Performance Polymers, Inc. (a)                                 4,660              91,289
Kronos Worldwide, Inc.                                                2,763              42,799
LSB Industries, Inc. (a)                                              2,711              90,900
Metabolix, Inc. (a)                                                   4,583               5,775
Minerals Technologies, Inc.                                           4,817             237,815
NewMarket Corp.                                                       1,562             449,715
NL Industries, Inc.                                                     962              10,919
Olin Corp.                                                           10,789             248,902
OM Group, Inc. (a)                                                    4,407             148,868
OMNOVA Solutions, Inc. (a)                                            7,202              61,577
Penford Corp. (a)                                                     2,295              32,864
PolyOne Corp.                                                        13,267             407,430
Polypore International, Inc. (a)                                      6,571             269,214
Quaker Chemical Corp.                                                 1,878             137,188
Rentech, Inc.                                                        30,656              60,699
Rockwood Holdings, Inc.                                              10,679             714,425
RPM International, Inc.                                              17,951             649,826
Senomyx, Inc. (a)                                                     7,787              27,488

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          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013      4

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
CHEMICALS (CONCLUDED)
Sensient Technologies Corp.                                          6,715         $    321,581
Stepan Co.                                                           2,544              146,865
The Valspar Corp.                                                   10,922              692,783
TOR Minerals International, Inc. (a)                                   651                7,584
Tredegar Corp.                                                       3,464               90,064
Tronox Ltd., Class A                                                 8,072              197,522
Valhi, Inc.                                                          2,791               55,708
Westlake Chemical Corp.                                              2,714              284,047
WR Grace & Co. (a)                                                  10,502              917,875
Zagg, Inc. (a)                                                       4,833               21,749
Zep, Inc.                                                            3,240               52,682
Zoltek Cos., Inc. (a)                                                4,026               67,194
                                                                                   ------------
                                                                                     12,947,620
-----------------------------------------------------------------------------------------------
CONSTRUCTION & MATERIALS -- 2.4%
AAON, Inc.                                                           3,980              105,709
Acuity Brands, Inc.                                                  5,759              529,943
AECOM Technology Corp. (a)                                          13,615              425,741
Aegion Corp. (a)(b)                                                  5,319              126,220
Ameresco, Inc., Class A (a)                                          3,028               30,341
American DG Energy, Inc. (a)                                         7,238               11,364
American Woodmark Corp. (a)                                          1,787               61,920
AO Smith Corp.                                                      10,538              476,318
Apogee Enterprises, Inc.                                             3,971              117,859
Argan, Inc.                                                          1,576               34,625
Armstrong World Industries, Inc. (a)                                 4,616              253,695
Baran Group Ltd. (a)                                                   102                  408
BlueLinx Holdings, Inc. (a)                                          6,331               12,345
Builders FirstSource, Inc. (a)                                       7,629               44,859
Chicago Bridge & Iron Co. NV                                        14,611              990,187
Eagle Materials, Inc.                                                6,768              491,018
EMCOR Group, Inc.                                                    8,816              344,970
Fortune Brands Home & Security, Inc.                                22,785              948,540
Foster Wheeler AG (a)(b)                                            13,467              354,721
Generac Holdings, Inc.                                               9,410              401,242
Gibraltar Industries, Inc. (a)                                       4,173               59,507
Granite Construction, Inc.                                           4,659              142,565
Great Lakes Dredge & Dock Corp.                                      7,760               57,579
Griffon Corp.                                                        6,030               75,616
Headwaters, Inc. (a)                                                10,911               98,090
Hill International, Inc. (a)                                         2,764                9,121
Insteel Industries, Inc.                                             2,430               39,123
Integrated Electrical Services, Inc. (a)                             2,175                8,831
Inteliquent, Inc.                                                    4,747               45,856
KBR, Inc.                                                           19,811              646,631
Layne Christensen Co. (a)                                            2,781               55,509
LB Foster Co.                                                        1,415               64,722
Lennox International, Inc.                                           6,226              468,569
Louisiana-Pacific Corp. (a)                                         19,407              341,369
Martin Marietta Materials, Inc.                                      6,217              610,323
MasTec, Inc. (a)(b)                                                  8,322              252,157
MDU Resources Group, Inc.                                           25,473              712,480
Mueller Water Products, Inc., Series A                              21,868              174,725
MYR Group, Inc. (a)                                                  2,995               72,778
NCI Building Systems, Inc. (a)                                       3,145               40,067
Nortek, Inc. (a)                                                     2,315              159,064
Northwest Pipe Co. (a)                                               1,512               49,715
Omega Flex, Inc.                                                       642               12,127
Orion Marine Group, Inc. (a)                                         4,236               44,097
Owens Corning (a)                                                   15,034              570,991
PGT, Inc. (a)                                                        4,952               49,074
Pike Electric Corp.                                                  4,093               46,333
Primoris Services Corp.                                              4,916              125,211
Quanex Building Products Corp.                                       5,041               94,922
Simpson Manufacturing Co., Inc.                                      5,340              173,924
Sterling Construction Co., Inc. (a)                                  2,322               21,478
Texas Industries, Inc. (a)                                           2,978              197,471
Thermon Group Holdings, Inc. (a)(b)                                  4,719              109,056
TRC Cos., Inc. (a)                                                   3,498               25,885
Trex Co., Inc. (a)                                                   2,340              115,900
Tutor Perini Corp. (a)                                               5,099              108,711
Universal Forest Products, Inc.                                      2,603              109,586
USG Corp. (a)                                                       12,215              349,105
Valmont Industries, Inc.                                             3,631              504,382
Watsco, Inc.                                                         3,641              343,237
Watts Water Technologies, Inc., Class A                              3,737              210,655
                                                                                   ------------
                                                                                     13,158,567
-----------------------------------------------------------------------------------------------
ELECTRICITY -- 1.5%
ALLETE, Inc.                                                         5,078              245,267
Alliant Energy Corp.                                                14,934              739,980
Alteva                                                               1,554               12,075
Black Hills Corp.                                                    6,180              308,135
Calpine Corp. (a)                                                   49,888              969,324
Cleco Corp.                                                          8,165              366,119
Covanta Holding Corp.                                               17,534              374,877
Dynegy, Inc. (a)                                                    13,670              264,104
El Paso Electric Co.                                                 5,604              187,174
Empire District Electric Co.                                         6,176              133,772
Great Plains Energy, Inc.                                           20,687              459,251
Hawaiian Electric Industries, Inc.                                  12,748              319,975
IDACORP, Inc.                                                        6,711              324,812
ITC Holdings Corp.                                                   7,257              681,142
MGE Energy, Inc.                                                     3,174              173,142
NorthWestern Corp.                                                   5,313              238,660
NV Energy, Inc.                                                     32,203              760,313
Ormat Technologies, Inc.                                             2,638               70,619
Portland General Electric Co.                                       10,619              299,774
UIL Holdings Corp.                                                   7,199              267,659
Unitil Corp.                                                         2,557               74,843

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          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013      5

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
ELECTRICITY (CONCLUDED)
UNS Energy Corp.                                                     5,749         $    268,018
US Geothermal, Inc. (a)                                             23,727               10,440
Westar Energy, Inc.                                                 17,223              527,885
                                                                                   ------------
                                                                                      8,077,360
-----------------------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT -- 2.7%
The Active Power, Inc. (a)                                           3,371                9,810
Adept Technology, Inc. (a)                                           2,252               16,214
Aeroflex Holding Corp. (a)                                           3,277               23,070
Allied Motion Technologies, Inc.                                     1,204                9,740
Altair Nanotechnologies, Inc. (a)                                    2,353                6,118
American Science & Engineering, Inc.                                 1,213               73,156
American Superconductor Corp. (a)                                    8,344               19,525
Anaren, Inc. (a)                                                     2,178               55,539
Anixter International, Inc. (a)                                      3,634              318,556
API Technologies Corp. (a)                                           6,910               20,246
Arrow Electronics, Inc. (a)                                         13,459              653,165
Avnet, Inc.                                                         18,422              768,382
AVX Corp.                                                            6,253               82,102
AZZ, Inc.                                                            3,552              148,687
Badger Meter, Inc.                                                   2,064               95,976
Ballantyne Strong, Inc. (a)                                          1,826                7,779
Bel Fuse, Inc., Class B                                              1,916               33,415
Belden, Inc.                                                         6,037              386,670
Benchmark Electronics, Inc. (a)                                      7,711              176,505
Brady Corp., Class A                                                 6,085              185,593
Capstone Turbine Corp. (a)                                          46,415               54,770
Checkpoint Systems, Inc. (a)                                         6,099              101,853
Cognex Corp.                                                        11,506              360,828
Coherent, Inc.                                                       3,498              214,952
Coleman Cable, Inc.                                                  1,525               32,193
CTS Corp.                                                            4,936               77,841
CyberOptics Corp. (a)                                                2,722               16,931
Daktronics, Inc.                                                     5,380               60,202
Echelon Corp. (a)                                                    6,355               15,188
Electro Rent Corp.                                                   2,431               44,098
Electro Scientific Industries, Inc.                                  4,035               47,250
eMagin Corp.                                                         4,759               14,325
Encore Wire Corp.                                                    2,578              101,676
EnerNOC, Inc. (a)                                                    4,216               63,198
EnerSys, Inc.                                                        6,460              391,670
ESCO Technologies, Inc.                                              3,574              118,764
Fabrinet (a)                                                         4,294               72,311
FARO Technologies, Inc. (a)(b)                                       2,617              110,359
FEI Co.                                                              5,823              511,259
General Cable Corp.                                                  6,637              210,725
GrafTech International Ltd. (a)                                     15,856              133,983
Greatbatch, Inc. (a)                                                 3,399              115,668
Houston Wire & Cable Co.                                             2,713               36,544
Hubbell, Inc., Class B                                               7,218              756,013
II-VI, Inc. (a)                                                      7,790              146,608
Intevac, Inc. (a)                                                    4,847               28,403
IntriCon Corp. (a)                                                   1,324                5,203
IPG Photonics Corp.                                                  4,866              274,004
Itron, Inc. (a)(b)                                                   5,407              231,582
Kemet Corp. (a)                                                      7,146               29,870
Landauer, Inc.                                                       1,625               83,281
Lightpath Technologies, Inc., Class A (a)                            6,052                7,323
Lime Energy Co. (a)                                                  3,916                1,919
Littelfuse, Inc.                                                     3,148              246,237
LSI Industries, Inc.                                                 3,032               25,590
Magnetek, Inc. (a)                                                     826               14,628
Maxwell Technologies, Inc. (a)                                       4,773               43,339
Measurement Specialties, Inc. (a)                                    2,175              117,972
Methode Electronics, Inc.                                            5,049              141,372
Mettler-Toledo International, Inc. (a)                               4,131              991,812
Microvision, Inc. (a)                                                4,267                7,425
MTS Systems Corp.                                                    2,259              145,367
Multi-Fineline Electronix, Inc. (a)                                  1,332               21,605
NAPCO Security Technologies, Inc. (a)                                3,758               19,955
National Instruments Corp.                                          13,273              410,534
Newport Corp. (a)                                                    5,971               93,327
NVE Corp. (a)                                                          961               49,049
Orion Energy Systems, Inc. (a)                                       2,807               10,554
OSI Systems, Inc. (a)                                                2,652              197,494
Parametric Sound Corp. (a)                                           1,441               18,056
Park Electrochemical Corp.                                           3,088               88,471
Planar Systems, Inc. (a)                                             5,103                9,185
Plexus Corp. (a)                                                     4,738              176,254
Powell Industries, Inc. (a)                                          1,300               79,677
Regal-Beloit Corp.                                                   5,987              406,697
Research Frontiers, Inc. (a)                                         4,697               19,915
Richardson Electronics Ltd.                                          1,792               20,375
Rofin-Sinar Technologies, Inc. (a)                                   4,142              100,278
Rogers Corp. (a)                                                     2,524              150,128
Rubicon Technology, Inc. (a)(b)                                      2,823               34,187
Sanmina Corp. (a)                                                   11,734              205,228
Sensata Technologies Holding NV (a)                                 17,673              676,346
Servotronics, Inc.                                                     743                6,590
Sigmatron International, Inc. (a)                                    1,200                6,492
SL Industries, Inc.                                                    750               18,338
Synthesis Energy Systems, Inc. (a)                                   7,050                5,231
Trimble Navigation Ltd. (a)(b)                                      35,165            1,044,752
TTM Technologies, Inc. (a)                                           8,316               81,081
Ultralife Corp. (a)                                                  2,116                8,464
Universal Display Corp. (a)                                          5,948              190,514
UQM Technologies, Inc. (a)                                           6,928               12,609
Veeco Instruments, Inc. (a)                                          5,435              202,345
Viasystems Group, Inc. (a)                                             964               13,930
Vicor Corp. (a)                                                      3,482               28,483

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013      6

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT (CONCLUDED)
Vishay Intertechnology, Inc. (a)                                    18,225         $    234,920
Vishay Precision Group, Inc. (a)                                     2,381               34,644
WESCO International, Inc. (a)                                        6,042              462,394
Zebra Technologies Corp., Class A (a)                                7,048              320,895
Zygo Corp. (a)                                                       3,097               49,490
                                                                                   ------------
                                                                                     14,803,271
-----------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.0%
Affiliated Managers Group, Inc. (a)                                  7,229            1,320,305
Asta Funding, Inc.                                                   1,322               11,753
Atlanticus Holdings Corp. (a)                                        1,465                5,421
BBCN Bancorp, Inc.                                                  11,251              154,814
BGC Partners, Inc., Class A                                         17,255               97,491
Calamos Asset Management, Inc.                                       2,844               28,412
Cash America International, Inc.                                     3,841              173,920
CBOE Holdings, Inc.                                                 12,046              544,841
CIFC Corp.                                                           1,365               10,770
CIT Group, Inc. (a)                                                 27,259            1,329,421
Cohen & Steers, Inc.                                                 2,645               93,395
Cowen Group, Inc., Class A (a)                                      16,100               55,545
Credit Acceptance Corp. (a)                                          1,404              155,577
DFC Global Corp. (a)                                                 5,663               62,236
Diamond Hill Investment Group, Inc.                                    463               49,518
Eaton Vance Corp.                                                   16,695              648,267
Encore Capital Group, Inc. (a)                                       3,318              152,163
EverBank Financial Corp.                                            12,093              181,153
Evercore Partners, Inc., Class A                                     4,464              219,763
Ezcorp, Inc., Class A (a)                                            7,316              123,494
FBR & Co. (a)                                                        1,650               44,237
Federal Agricultural Mortgage Corp., Class C                         1,639               54,710
Federated Investors, Inc., Class B (c)                              13,087              355,443
Fidelity National Financial, Inc.                                   29,430              782,838
Financial Engines, Inc.                                              7,048              418,933
First Cash Financial Services, Inc. (a)                              4,050              234,697
The First Marblehead Corp. (a)                                      12,084                9,909
FXCM, Inc.                                                           4,488               88,638
GAMCO Investors, Inc.                                                  609               46,241
GFI Group, Inc.                                                      9,674               38,212
Gleacher & Co., Inc. (a)                                               832               11,440
Green Dot Corp., Class A (a)                                         3,275               86,231
Greenhill & Co., Inc.                                                3,681              183,608
Imperial Holdings, Inc. (a)                                          3,906               24,725
ING US, Inc.                                                         8,718              254,653
Institutional Financial Markets, Inc.                                1,108                2,482
Interactive Brokers Group, Inc., Class A                             6,263              117,557
Intersections, Inc.                                                  1,474               12,927
INTL. FCStone, Inc. (a)                                              1,975               40,389
Investment Technology Group, Inc. (a)                                5,482               86,177
Janus Capital Group, Inc.                                           20,288              172,651
JMP Group, Inc.                                                      3,528               21,838
KCG Holdings, Inc., Class A (a)                                     13,811              119,741
Ladenburg Thalmann Financial Services, Inc. (a)                     19,274               34,886
LPL Financial Holdings, Inc.                                        11,008              421,716
MarketAxess Holdings, Inc.                                           5,281              317,071
Marlin Business Services Corp.                                       1,403               35,019
Medallion Financial Corp.                                            3,050               45,384
MGIC Investment Corp. (a)                                           47,425              345,254
MicroFinancial, Inc.                                                 1,948               15,350
MoneyGram International, Inc. (a)                                    3,239               63,420
MSCI, Inc. (a)                                                      16,554              666,464
Nelnet, Inc., Class A                                                2,400               92,280
NewStar Financial, Inc. (a)                                          3,222               58,866
Ocwen Financial Corp. (a)                                           16,071              896,280
Oppenheimer Holdings, Inc., Class A                                  1,148               20,400
PICO Holdings, Inc. (a)                                              3,596               77,889
Piper Jaffray Cos. (a)                                               2,363               81,027
Portfolio Recovery Associates, Inc. (a)                              7,003              419,760
Pzena Investment Management, Inc., Class A                           3,173               21,513
Radian Group, Inc.                                                  24,370              339,474
Raymond James Financial, Inc.                                       16,499              687,513
Resource America, Inc., Class A                                      2,047               16,437
Safeguard Scientifics, Inc. (a)                                      3,377               52,985
SEI Investments Co.                                                 19,561              604,631
Stewart Information Services Corp.                                   3,114               99,617
Stifel Financial Corp. (a)                                           8,188              337,509
SWS Group, Inc. (a)                                                  4,290               23,938
TD Ameritrade Holding Corp.                                         31,949              836,425
Tree.com, Inc.                                                         988               25,945
US Global Investors, Inc.                                            2,241                6,409
Virtus Investment Partners, Inc. (a)                                 1,008              163,941
Waddell & Reed Financial, Inc., Class A                             11,785              606,692
Walker & Dunlop, Inc. (a)                                            3,250               51,707
Westwood Holdings Group, Inc.                                        1,232               59,198
WisdomTree Investments, Inc. (a)                                    14,437              167,614
World Acceptance Corp. (a)                                           1,572              141,354
                                                                                   ------------
                                                                                     16,460,504
-----------------------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS -- 0.3%
8x8, Inc. (a)                                                       10,526              105,997
Alaska Communications Systems Group, Inc.                            7,188               18,473
Cbeyond, Inc. (a)                                                    3,745               24,006

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013      7

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS (CONCLUDED)
Cincinnati Bell, Inc. (a)                                            30,340        $     82,525
Consolidated Communications Holdings, Inc.                            5,217              89,941
Fairpoint Communications, Inc. (a)                                    3,516              33,578
General Communication, Inc., Class A (a)                              4,596              43,754
Hawaiian Telcom Holdco, Inc. (a)                                      1,198              31,867
HickoryTech Corp.                                                     2,224              25,309
IDT Corp., Class B                                                    2,395              42,511
inContact, Inc. (a)                                                   7,864              65,035
Level 3 Communications, Inc. (a)(b)                                  21,884             584,084
Lumos Networks Corp.                                                  2,624              56,862
Primus Telecommunications Group, Inc.                                 5,606              19,004
Straight Path Communications, Inc., Class B (a)                       2,922              15,370
tw telecom, Inc. (a)                                                 19,747             589,744
Vonage Holdings Corp. (a)                                            19,630              61,638
                                                                                   ------------
                                                                                      1,889,698
-----------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS -- 0.8%
Arden Group, Inc., Class A                                              261              33,930
Casey's General Stores, Inc.                                          5,163             379,481
The Chefs' Warehouse, Inc. (a)                                        2,508              57,935
Core-Mark Holding Co., Inc.                                           1,515             100,657
The Fresh Market, Inc. (a)                                            5,653             267,443
GNC Holdings, Inc., Class A                                          13,438             734,118
Harris Teeter Supermarkets, Inc.                                      6,680             328,589
Ingles Markets, Inc., Class A                                         1,477              42,434
Nash Finch Co.                                                        1,630              43,048
Omnicare, Inc.                                                       13,977             775,723
The Pantry, Inc. (a)                                                  3,370              37,340
PetMed Express, Inc.                                                  3,261              53,122
Rite Aid Corp. (a)                                                  115,313             548,890
Spartan Stores, Inc.                                                  2,782              61,371
Sprouts Farmers Market, Inc. (a)                                      3,078             136,632
Supervalu, Inc. (a)                                                  27,508             226,391
United Natural Foods, Inc. (a)                                        6,760             454,407
Village Super Market, Inc., Class A                                     719              27,336
Vitamin Shoppe, Inc. (a)                                              4,250             185,938
Weis Markets, Inc.                                                    1,384              67,733
                                                                                   ------------
                                                                                      4,562,518
-----------------------------------------------------------------------------------------------
FOOD PRODUCERS -- 1.9%
Alico, Inc.                                                             481              19,803
The Andersons, Inc.                                                   2,352             164,405
B&G Foods, Inc.                                                       7,452             257,467
Boulder Brands, Inc. (a)                                              8,303             133,180
Bunge Ltd.                                                           19,585           1,486,697
Cal-Maine Foods, Inc.                                                 2,042              98,220
Calavo Growers, Inc.                                                  2,137              64,623
Chiquita Brands International, Inc. (a)                               6,840              86,594
Coffee Holding Co., Inc. (b)                                          1,919              11,207
Darling International, Inc. (a)                                      16,517             349,500
Dean Foods Co. (a)                                                   13,078             252,405
Diamond Foods, Inc. (a)                                               3,172              74,796
Dole Food Co., Inc. (a)                                               7,515             102,354
Farmer Bros Co. (a)                                                     892              13,434
Flowers Foods, Inc.                                                  24,110             516,918
Fresh Del Monte Produce, Inc.                                         4,590             136,231
Golden Enterprises, Inc.                                                941               3,764
Green Mountain Coffee Roasters, Inc. (a)                             17,981           1,354,509
Griffin Land & Nurseries, Inc.                                          561              18,008
The Hain Celestial Group, Inc. (a)                                    6,564             506,216
Harbinger Group, Inc. (a)                                             4,281              44,394
Herbalife Ltd.                                                       11,545             805,495
Hillshire Brands Co.                                                 16,905             519,660
HQ Sustainable Maritime Industries, Inc. (a)(b)                       4,100                  --
Ingredion, Inc.                                                      10,535             697,101
J&J Snack Foods Corp.                                                 2,050             165,476
John B Sanfilippo & Son, Inc.                                         1,174              27,225
Lancaster Colony Corp.                                                2,604             203,867
Lifeway Foods, Inc.                                                   1,352              18,266
Limoneira Co.                                                         1,925              49,434
Mannatech, Inc. (a)                                                     452              10,862
Medifast, Inc. (a)                                                    2,143              57,625
MGP Ingredients, Inc.                                                 1,343               7,037
Nature's Sunshine Products, Inc.                                      1,344              25,630
Nutraceutical International Corp.                                     1,757              41,711
Nutrisystem, Inc.                                                     4,295              61,762
Omega Protein Corp. (a)                                               3,272              33,276
Pilgrim's Pride Corp. (a)                                             8,347             140,146
Pinnacle Foods, Inc.                                                  4,844             128,221
Post Holdings, Inc. (a)                                               4,718             190,466
Reliv International, Inc.                                             1,819               4,784
Rocky Mountain Chocolate Factory, Inc.                                1,746              21,127
Sanderson Farms, Inc.                                                 2,829             184,564
Seaboard Corp.                                                           38             104,424
Seneca Foods Corp., Class A (a)                                       1,057              31,805
Snyders-Lance, Inc.                                                   6,741             194,478
Tootsie Roll Industries, Inc.                                         2,754              84,878
TreeHouse Foods, Inc. (a)                                             5,068             338,694
USANA Health Sciences, Inc. (a)                                         991              86,009
WhiteWave Foods Co., Class A (a)                                     24,155             482,375
                                                                                   ------------
                                                                                     10,411,123
-----------------------------------------------------------------------------------------------
FORESTRY & PAPER -- 0.3%
Boise, Inc.                                                          12,243             154,262
Clearwater Paper Corp. (a)                                            3,210             153,342
Deltic Timber Corp.                                                   1,678             109,305

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          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013      8

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
FORESTRY & PAPER (CONCLUDED)
Domtar Corp.                                                         4,337         $    344,444
KapStone Paper and Packaging Corp.                                   5,727              245,116
Neenah Paper, Inc.                                                   2,318               91,121
PH Glatfelter Co.                                                    5,964              161,445
Resolute Forest Products (a)                                        12,615              166,770
Verso Paper Corp. (a)                                                3,704                2,815
Wausau Paper Corp.                                                   7,477               97,126
                                                                                   ------------
                                                                                      1,525,746
-----------------------------------------------------------------------------------------------
GAS, WATER & MULTI-UTILITIES -- 1.3%
American States Water Co.                                            5,452              150,257
American Water Works Co., Inc.                                      23,598              974,125
Aqua America, Inc.                                                  24,013              593,842
Artesian Resources Corp., Class A                                    1,851               41,185
Atmos Energy Corp.                                                  12,047              513,082
Avista Corp.                                                         8,106              213,998
Cadiz, Inc. (a)                                                      3,265               16,684
California Water Service Group                                       6,712              136,388
Chesapeake Utilities Corp.                                           1,484               77,895
Connecticut Water Service, Inc.                                      1,878               60,397
Delta Natural Gas Co., Inc.                                          1,594               35,212
EuroSite Power, Inc. (a)                                               723                  325
Gas Natural, Inc.                                                    3,847               39,239
Genie Energy Ltd.                                                    2,609               25,568
The Laclede Group, Inc.                                              4,149              186,705
Middlesex Water Co.                                                  2,816               60,234
National Fuel Gas Co.                                               11,369              781,732
New Jersey Resources Corp.                                           5,328              234,698
Northwest Natural Gas Co.                                            3,463              145,377
Piedmont Natural Gas Co., Inc.                                       9,920              326,170
PNM Resources, Inc.                                                 10,627              240,489
Questar Corp.                                                       23,848              536,342
RGC Resources, Inc.                                                  2,040               37,597
SJW Corp.                                                            2,006               56,208
South Jersey Industries, Inc.                                        4,404              257,986
Southwest Gas Corp.                                                  5,916              295,800
UGI Corp.                                                           15,389              602,172
Vectren Corp.                                                       11,230              374,521
WGL Holdings, Inc.                                                   6,800              290,428
                                                                                   ------------
                                                                                      7,304,656
-----------------------------------------------------------------------------------------------
GENERAL INDUSTRIALS -- 1.2%
Actuant Corp., Class A                                               9,960              386,846
AEP Industries, Inc. (a)                                               727               54,023
Aptargroup, Inc.                                                     8,856              532,511
Berry Plastics Group, Inc. (a)                                      10,989              219,450
Carlisle Cos., Inc.                                                  8,623              606,111
Crown Holdings, Inc. (a)                                            19,394              819,978
Graphic Packaging Holding Co. (a)(b)                                21,980              188,149
Greif, Inc., Class A                                                 4,073              199,699
Harsco Corp.                                                        10,880              270,912
Landec Corp. (a)                                                     4,143               50,545
Multi-Color Corp.                                                    1,996               67,724
Myers Industries, Inc.                                               3,712               74,648
Otter Tail Corp.                                                     4,920              135,792
Packaging Corp. of America                                          13,463              768,603
Raven Industries, Inc.                                               5,087              166,396
Rexnord Corp. (a)                                                    5,445              113,256
Rock-Tenn Co., Class A                                               9,817              994,168
Silgan Holdings, Inc.                                                5,943              279,321
Sonoco Products Co.                                                 13,554              527,793
Trimas Corp. (a)                                                     5,830              217,459
UFP Technologies, Inc. (a)                                           1,296               29,510
                                                                                   ------------
                                                                                      6,702,894
-----------------------------------------------------------------------------------------------
GENERAL RETAILERS -- 4.6%
1-800-Flowers.com, Inc., Class A (a)                                 3,545               17,477
Aaron's, Inc.                                                       10,174              281,820
Advance Auto Parts, Inc.                                             9,913              819,607
Aeropostale, Inc. (a)                                               10,825              101,755
Amerco, Inc.                                                           748              137,729
America's Car-Mart, Inc. (a)                                         1,198               54,042
American Eagle Outfitters, Inc.                                     23,168              324,120
American Public Education, Inc. (a)                                  2,636               99,641
ANN, Inc. (a)                                                        6,372              230,794
Apollo Group, Inc., Class A (a)(c)                                  13,301              276,794
Asbury Automotive Group, Inc. (a)(b)                                 4,329              230,303
Ascena Retail Group, Inc. (a)                                       17,186              342,517
Autobytel, Inc. (a)                                                  2,429               17,416
Barnes & Noble, Inc. (a)                                             5,246               67,883
Beacon Roofing Supply, Inc. (a)                                      6,692              246,734
bebe Stores, Inc.                                                    4,568               27,819
Big 5 Sporting Goods Corp.                                           2,481               39,894
Big Lots, Inc. (a)                                                   7,952              294,940
Blue Nile, Inc. (a)                                                  1,880               76,948
Body Central Corp. (a)                                               2,692               16,421
The Bon-Ton Stores, Inc.                                             1,808               19,074
Books-A-Million, Inc. (a)                                            1,081                2,594
Bridgepoint Education, Inc. (a)                                      2,853               51,468
Bright Horizons Family Solutions, Inc. (a)                           2,787               99,858
Brown Shoe Co., Inc.                                                 5,574              130,822
The Buckle, Inc.                                                     3,719              201,012
Build-A-Bear Workshop, Inc. (a)                                      2,503               17,471
Cabela's, Inc. (a)                                                   6,411              404,085
Cache, Inc. (a)                                                      2,040               12,158
Cambium Learning Group, Inc. (a)                                     2,677                4,123
Capella Education Co. (a)                                            1,605               90,779
Career Education Corp. (a)                                           7,907               21,823
Carriage Services, Inc.                                              2,523               48,946
Cato Corp., Class A                                                  3,582              100,224

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          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013      9

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
GENERAL RETAILERS (CONTINUED)
Chemed Corp.                                                         2,511         $    179,537
Chico's FAS, Inc.                                                   21,683              361,239
The Children's Place Retail Stores, Inc. (a)                         3,009              174,101
Christopher & Banks Corp. (a)                                        5,677               40,931
Citi Trends, Inc. (a)                                                2,119               37,040
Clean Energy Fuels Corp. (a)                                        10,199              130,343
Coldwater Creek, Inc. (a)                                            3,383                5,819
Collectors Universe                                                  1,553               22,798
Conn's, Inc. (a)                                                     3,469              173,589
Copart, Inc. (a)                                                    15,184              482,699
Corinthian Colleges, Inc. (a)                                       10,420               22,820
CST Brands, Inc.                                                     8,144              242,691
dELiA*s, Inc. (a)                                                    5,289                6,400
Destination Maternity Corp.                                          1,715               54,537
Destination XL Group, Inc. (a)                                       6,144               39,752
Dick's Sporting Goods, Inc.                                         13,784              735,790
Dillard's, Inc., Class A                                             3,298              258,233
DSW, Inc., Class A                                                   4,952              422,505
Education Management Corp. (a)                                       2,680               24,442
Express, Inc. (a)                                                   12,212              288,081
The Finish Line, Inc., Class A                                       6,500              161,655
Five Below, Inc. (a)                                                 5,411              236,731
Foot Locker, Inc.                                                   20,043              680,259
Francesca's Holdings Corp. (a)                                       6,273              116,929
Fred's, Inc., Class A                                                4,252               66,544
Gaiam, Inc., Class A (a)                                             2,774               13,898
Geeknet, Inc. (a)                                                    1,326               22,330
Genesco, Inc. (a)                                                    3,247              212,938
Grand Canyon Education, Inc. (a)(b)                                  6,514              262,384
Group 1 Automotive, Inc.                                             2,827              219,601
Guess?, Inc.                                                         7,994              238,621
Haverty Furniture Cos., Inc.                                         2,834               69,518
hhgregg, Inc. (a)(b)                                                 2,267               40,602
Hibbett Sports, Inc. (a)                                             3,611              202,758
Hillenbrand, Inc.                                                    8,554              234,123
HSN, Inc.                                                            4,458              239,038
ITT Corp.                                                           12,054              433,341
ITT Educational Services, Inc. (a)                                   2,613               81,003
Jos A Bank Clothiers, Inc. (a)                                       3,824              168,103
K12, Inc. (a)                                                        3,872              119,567
KAR Auction Services, Inc.                                          12,683              357,787
Kirkland's, Inc. (a)                                                 2,346               43,260
Learning Tree International, Inc. (a)                                1,011                3,973
Liquidity Services, Inc. (a)(b)                                      3,637              122,058
Lithia Motors, Inc., Class A                                         3,117              227,416
Lumber Liquidators Holdings, Inc. (a)                                3,834              408,896
Mac-Gray Corp.                                                       1,350               19,656
MarineMax, Inc. (a)                                                  3,753               45,787
Matthews International Corp., Class A                                3,763              143,295
The Men's Wearhouse, Inc.                                            6,039              205,628
Monro Muffler Brake, Inc.                                            4,079              189,633
Murphy USA, Inc. (a)                                                 5,945              240,119
New York & Co., Inc. (a)                                             4,425               25,577
Office Depot, Inc. (a)                                              33,476              161,689
OfficeMax, Inc.                                                     11,632              148,773
OpenTable, Inc. (a)                                                  3,428              239,891
Outerwall, Inc. (a)                                                  3,984              199,160
Overstock.com, Inc. (a)                                              2,247               66,668
Pacific Sunwear of California, Inc. (a)                              5,536               16,608
PC Mall, Inc. (a)                                                    1,516               14,099
Penske Automotive Group, Inc.                                        5,626              240,399
The Pep Boys-Manny Moe & Jack (a)                                    7,243               90,320
Perfumania Holdings, Inc. (a)                                          359                1,730
Pier 1 Imports, Inc.                                                14,605              285,090
Pricesmart, Inc.                                                     2,423              230,767
The Providence Service Corp. (a)                                     1,733               49,720
RadioShack Corp. (a)                                                13,889               47,361
RealNetworks, Inc. (a)                                               5,210               44,598
Regis Corp.                                                          5,392               79,155
Rent-A-Center, Inc.                                                  6,863              261,480
Restoration Hardware Holdings, Inc. (a)                              3,797              240,540
Rollins, Inc.                                                        8,503              225,415
rue21, Inc. (a)                                                      2,340               94,396
Rush Enterprises, Inc., Class A (a)                                  4,802              127,301
Saks, Inc. (a)                                                      14,335              228,500
Sally Beauty Holdings, Inc. (a)                                     20,517              536,725
Sears Holdings Corp. (a)(b)                                          5,922              353,188
Service Corp. International                                         28,591              532,364
Shoe Carnival, Inc.                                                  1,951               52,697
Shutterfly, Inc. (a)                                                 5,536              309,352
Signet Jewelers Ltd.                                                10,800              773,820
Sonic Automotive, Inc., Class A                                      4,651              110,694
Sotheby's                                                            9,323              458,039
Speed Commerce, Inc. (a)                                             6,676               21,897
Stage Stores, Inc.                                                   4,261               81,811
Stamps.com, Inc. (a)                                                 2,528              116,111
Standard Parking Corp. (a)                                           2,556               68,731
Stein Mart, Inc.                                                     4,003               54,921
Stewart Enterprises, Inc., Class A                                  10,107              132,806
Strayer Education, Inc.                                              1,501               62,322
Susser Holdings Corp. (a)                                            2,584              137,340
Titan Machinery, Inc. (a)                                            2,259               36,302
Tractor Supply Co.                                                  18,884            1,268,438
Trans World Entertainment Corp.                                      1,113                5,153
Tuesday Morning Corp. (a)                                            5,401               82,473
Ulta Salon Cosmetics & Fragrance, Inc. (a)                           8,669            1,035,599
Valuevision Media, Inc., Class A (a)                                 6,432               27,979

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     10

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
GENERAL RETAILERS (CONCLUDED)
VCA Antech, Inc. (a)                                                12,110         $    332,541
Weight Watchers International, Inc.                                  3,774              141,034
West Marine, Inc. (a)                                                2,322               28,328
The Wet Seal, Inc., Class A (a)                                     13,626               53,550
Williams-Sonoma, Inc.                                               12,085              679,177
Winmark Corp.                                                          509               37,518
Zale Corp. (a)                                                       4,709               71,577
Zumiez, Inc. (a)                                                     3,125               86,047
                                                                                   ------------
                                                                                     25,247,660
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES -- 4.8%
Abaxis, Inc.                                                         2,946              124,027
ABIOMED, Inc. (a)                                                    5,124               97,715
Acadia Healthcare Co., Inc. (a)(b)                                   5,166              203,695
Accretive Health, Inc. (a)                                           8,204               74,820
Accuray, Inc. (a)                                                    9,827               72,622
Addus HomeCare Corp. (a)                                             1,177               34,098
Air Methods Corp.                                                    4,936              210,274
Alere, Inc. (a)                                                     10,654              325,693
Align Technology, Inc. (a)                                           9,697              466,620
Alliance HealthCare Services, Inc. (a)                               1,815               50,257
Almost Family, Inc.                                                  1,318               25,609
Alphatec Holdings, Inc. (a)                                         11,402               22,462
Amedisys, Inc. (a)                                                   4,487               77,266
American Caresource Holdings, Inc. (a)                               2,753                4,818
Amsurg Corp. (a)                                                     4,510              179,047
Analogic Corp.                                                       1,635              135,116
AngioDynamics, Inc. (a)                                              3,695               48,774
Anika Therapeutics, Inc. (a)                                         2,052               49,166
Antares Pharma, Inc. (a)                                            19,524               79,267
ArthroCare Corp. (a)                                                 4,032              143,459
AtriCure, Inc. (a)                                                   3,557               39,056
Atrion Corp.                                                           236               61,072
Baxano Surgical, Inc. (a)                                            4,594                6,386
Bio-Rad Laboratories, Inc., Class A (a)                              2,700              317,412
Bio-Reference Laboratories, Inc. (a)                                 3,588              107,209
Biolase, Inc. (a)                                                    7,373               14,082
BioScrip, Inc. (a)                                                   8,924               78,353
BioTelemetry, Inc. (a)                                               4,383               43,436
Bovie Medical Corp. (a)                                              3,326                9,379
Brookdale Senior Living, Inc. (a)                                   13,825              363,598
Bruker Corp. (a)                                                    14,999              309,729
BSD Medical Corp. (a)                                                6,219                8,520
Cantel Medical Corp.                                                 4,799              152,848
Capital Senior Living Corp. (a)                                      4,153               87,836
Cardica, Inc. (a)                                                    8,577               11,150
Cardiovascular Systems, Inc. (a)                                     3,803               76,250
Celsion Corp. (a)(b)                                                13,075               15,036
Centene Corp. (a)                                                    7,487              478,869
Cepheid, Inc. (a)(b)                                                 9,403              367,093
Chindex International, Inc. (a)                                      1,937               33,026
CollabRx, Inc. (a)                                                   1,314                5,072
Community Health Systems, Inc.                                      12,937              536,885
CONMED Corp.                                                         3,772              128,210
The Cooper Cos., Inc.                                                6,683              866,718
Corvel Corp. (a)                                                     1,831               67,692
Covance, Inc. (a)                                                    7,668              662,975
CryoLife, Inc.                                                       4,128               28,896
Cutera, Inc. (a)                                                     2,916               25,952
Cyberonics, Inc. (a)                                                 3,547              179,975
Cynosure, Inc., Class A (a)                                          2,956               67,426
Delcath Systems, Inc. (a)                                           12,121                3,973
DexCom, Inc. (a)(b)                                                  9,431              266,237
Echo Therapeutics, Inc. (a)                                          2,662                7,347
Emeritus Corp. (a)(b)                                                5,781              107,122
Endologix, Inc. (a)                                                  9,346              150,751
The Ensign Group, Inc.                                               2,880              118,397
Escalon Medical Corp. (a)                                            1,399                2,043
Exactech, Inc. (a)                                                   1,661               33,469
Five Star Quality Care, Inc. (a)                                     6,068               31,372
Fluidigm Corp. (a)                                                   4,160               91,270
Fonar Corp. (a)                                                      2,767               15,966
GenMark Diagnostics, Inc. (a)                                        5,894               71,612
Gentiva Health Services, Inc. (a)                                    4,383               52,771
Haemonetics Corp. (a)(b)                                             7,161              285,581
Hanger, Inc. (a)                                                     4,884              164,884
Hansen Medical, Inc. (a)                                             9,386               16,801
HCA Holdings, Inc.                                                  36,465            1,558,879
Health Management Associates, Inc. (a)                              35,746              457,549
Health Net, Inc. (a)                                                10,636              337,161
Healthcare Services Group, Inc.                                      9,497              244,643
HealthSouth Corp.                                                   12,120              417,898
HealthStream, Inc. (a)(b)                                            3,012              114,095
Healthways, Inc. (a)                                                 4,981               92,198
HeartWare International, Inc. (a)                                    2,174              159,159
Henry Schein, Inc. (a)                                              11,697            1,212,979
Hill-Rom Holdings, Inc.                                              7,871              282,018
HMS Holdings Corp. (a)(b)                                           12,190              262,207
Hologic, Inc. (a)(b)                                                36,925              762,501
Hooper Holmes, Inc. (a)                                              9,589                4,509
ICU Medical, Inc. (a)                                                1,917              130,222
IDEXX Laboratories, Inc. (a)                                         7,171              714,590
Insulet Corp. (a)                                                    7,744              280,643
Integra LifeSciences Holdings Corp. (a)                              2,869              115,477
Invacare Corp.                                                       3,847               66,438
IPC The Hospitalist Co., Inc. (a)                                    2,473              126,148
Kindred Healthcare, Inc.                                             7,424               99,704
LCA-Vision, Inc. (a)                                                 3,380               12,168
LHC Group, Inc. (a)                                                  1,911               44,832

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     11

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
LifePoint Hospitals, Inc. (a)                                        6,340         $    295,634
Magellan Health Services, Inc. (a)                                   3,543              212,438
MAKO Surgical Corp. (a)                                              6,498              191,756
Masimo Corp.                                                         7,026              187,173
Medical Action Industries, Inc. (a)                                  2,870               19,057
MEDNAX, Inc. (a)                                                     6,926              695,370
MELA Sciences, Inc. (a)                                              7,818                5,659
Meridian Bioscience, Inc.                                            6,000              141,900
Merit Medical Systems, Inc. (a)                                      5,748               69,723
Molina Healthcare, Inc. (a)                                          3,923              139,659
National Healthcare Corp.                                            1,049               49,586
Natus Medical, Inc. (a)                                              4,226               59,925
Navidea Biopharmaceuticals, Inc. (a)(b)                             19,869               52,653
Neogen Corp. (a)                                                     3,487              211,731
NeuroMetrix, Inc. (a)                                                2,033                3,354
NuVasive, Inc. (a)                                                   6,411              157,005
NxStage Medical, Inc. (a)                                            8,285              109,031
Omnicell, Inc. (a)                                                   5,227              123,775
OraSure Technologies, Inc. (a)                                       9,173               55,130
Orthofix International NV (a)                                        2,685               56,009
Owens & Minor, Inc.                                                  8,151              281,943
PAREXEL International Corp. (a)                                      7,750              389,283
PharMerica Corp. (a)                                                 4,070               54,009
Psychemedics Corp.                                                   1,584               20,988
Quidel Corp. (a)                                                     4,469              126,920
RadNet, Inc. (a)                                                     4,638               11,178
ResMed, Inc. (b)                                                    19,255            1,017,049
Retractable Technologies, Inc. (a)                                   3,653               11,361
Rochester Medical Corp. (a)                                          1,970               39,321
Rockwell Medical, Inc. (a)(b)                                        5,557               63,405
RTI Surgical, Inc. (a)                                               7,930               29,658
Select Medical Holdings Corp.                                        7,922               63,931
Sirona Dental Systems, Inc. (a)                                      7,774              520,314
Skilled Healthcare Group, Inc., Class A (a)                          3,199               13,948
Solta Medical, Inc. (a)                                             10,992               22,863
Spectranetics Corp. (a)                                              6,170              103,533
Staar Surgical Co. (a)                                               4,234               57,328
Stereotaxis, Inc. (a)                                                2,320                7,726
STERIS Corp.                                                         7,896              339,212
SurModics, Inc. (a)                                                  2,203               52,387
Symmetry Medical, Inc. (a)                                           5,577               45,508
Synergetics USA, Inc. (a)                                            3,470               15,789
Team Health Holdings, Inc. (a)                                       9,734              369,308
Teleflex, Inc.                                                       5,476              450,565
Theragenics Corp. (a)                                                5,558               12,116
ThermoGenesis Corp. (a)                                              5,823                6,172
Thoratec Corp. (a)                                                   7,921              295,374
Triple-S Management Corp. (a)                                        2,788               51,271
Unilife Corp. (a)(b)                                                14,566               48,359
Universal American Corp.                                             4,074               31,044
Universal Health Services, Inc.                                     12,118              908,729
Uroplasty, Inc. (a)                                                  3,956               13,094
US Physical Therapy, Inc.                                            1,843               57,280
Utah Medical Products, Inc.                                            671               39,884
Vanguard Health Systems, Inc. (a)                                    4,598               96,604
Vascular Solutions, Inc. (a)                                         2,929               49,207
Vision-Sciences, Inc. (a)                                            7,929                7,762
Volcano Corp. (a)                                                    7,799              186,552
WellCare Health Plans, Inc. (a)                                      5,928              413,419
West Pharmaceutical Services, Inc.                                   9,354              384,917
Wright Medical Group, Inc. (a)                                       6,570              171,346
                                                                                   ------------
                                                                                     26,207,785
-----------------------------------------------------------------------------------------------
HOUSEHOLD GOODS & HOME CONSTRUCTION -- 2.0%
ACCO Brands Corp. (a)                                               16,012              106,320
Bassett Furniture Industries, Inc.                                   1,614               26,131
Beazer Homes USA, Inc. (a)                                           3,794               68,292
Blount International, Inc. (a)                                       7,224               87,483
Blyth, Inc. (b)                                                      1,165               16,112
Briggs & Stratton Corp.                                              6,323              127,219
Cavco Industries, Inc. (a)                                           1,041               59,285
Central Garden and Pet Co., Class A (a)                              6,069               41,573
Church & Dwight Co., Inc.                                           18,563            1,114,708
Compx International, Inc.                                            1,034               13,421
Comstock Holdings Cos., Inc. (a)                                     3,135                5,674
Costa, Inc. (a)                                                      1,676               31,878
The Dixie Group, Inc. (a)                                            2,113               23,539
Energizer Holdings, Inc.                                             8,445              769,762
Ethan Allen Interiors, Inc.                                          3,646              101,614
Flexsteel Industries, Inc.                                             965               24,096
Forward Industries, Inc. (a)                                         2,823                5,335
Herman Miller, Inc.                                                  8,048              234,841
HNI Corp.                                                            6,186              223,809
Hooker Furniture Corp.                                               1,876               28,046
Hovnanian Enterprises, Inc., Class A (a)                            16,667               87,168
Interface, Inc.                                                      8,255              163,779
iRobot Corp. (a)                                                     4,094              154,221
Jarden Corp. (a)                                                    16,093              778,901
KB Home                                                             11,573              208,545
Kid Brands, Inc. (a)                                                 2,042                3,002
Knoll, Inc.                                                          6,865              116,293
La-Z-Boy, Inc.                                                       7,430              168,735
Libbey, Inc. (a)                                                     3,234               76,905
Lifetime Brands, Inc.                                                1,440               22,018
The LS Starrett Co., Class A                                           666                7,326
M/I Homes, Inc. (a)                                                  3,598               74,191
MDC Holdings, Inc.                                                   5,279              158,423
Meritage Homes Corp. (a)                                             4,763              204,571
Middleby Corp. (a)(b)                                                2,622              547,762
Mohawk Industries, Inc. (a)                                          8,325            1,084,331
National Presto Industries, Inc.                                       614               43,232
NVR, Inc. (a)                                                          578              531,292

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          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     12

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
HOUSEHOLD GOODS & HOME CONSTRUCTION (CONCLUDED)
Oil-Dri Corp. of America                                               858         $     28,949
The Ryland Group, Inc.                                               6,448              261,402
The Scotts Miracle-Gro Co., Class A                                  5,974              328,749
Select Comfort Corp. (a)(b)                                          7,826              190,563
Skyline Corp. (a)                                                      880                4,374
Spectrum Brands Holdings, Inc.                                       2,867              188,763
Standard Pacific Corp. (a)                                          20,908              165,382
Stanley Furniture Co., Inc. (a)                                      2,178                8,080
Steelcase, Inc., Class A                                             8,484              141,004
Summer Infant, Inc. (a)                                              2,685                7,437
Taylor Morrison Home Corp. (a)                                       3,938               89,196
Tempur-Pedic International, Inc. (a)                                 8,469              372,297
Toll Brothers, Inc. (a)                                             20,812              674,933
Tupperware Brands Corp.                                              7,019              606,231
Virco Manufacturing Corp. (a)                                        2,505                5,110
WD-40 Co.                                                            1,925              124,933
                                                                                   ------------
                                                                                     10,737,236
-----------------------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING -- 2.9%
Accuride Corp. (a)                                                   6,524               33,533
AGCO Corp.                                                          12,218              738,212
Alamo Group, Inc.                                                      983               48,079
Albany International Corp., Class A                                  3,800              136,306
Altra Holdings, Inc.                                                 3,736              100,536
American Railcar Industries, Inc. (b)                                1,245               48,841
Astec Industries, Inc.                                               2,338               84,074
The Babcock & Wilcox Co.                                            15,122              509,914
Broadwind Energy, Inc. (a)                                           2,781               21,775
Ceco Environmental Corp.                                             2,700               38,016
Chicago Rivet & Machine Co.                                            494               14,420
CIRCOR International, Inc.                                           2,488              154,704
CLARCOR, Inc.                                                        6,535              362,889
Colfax Corp. (a)                                                    12,186              688,387
Columbus McKinnon Corp. (a)                                          2,631               63,223
Commercial Vehicle Group, Inc. (a)                                   3,771               30,017
Crane Co.                                                            6,577              405,604
Donaldson Co., Inc.                                                 18,078              689,314
Douglas Dynamics, Inc.                                               3,444               50,730
Dynamic Materials Corp.                                              2,036               47,194
The Eastern Co.                                                      1,114               18,013
Energy Recovery, Inc. (a)                                            6,860               49,735
EnPro Industries, Inc. (a)                                           2,957              178,041
Federal Signal Corp. (a)                                             8,990              115,701
Flow International Corp. (a)                                         8,299               33,113
Franklin Electric Co., Inc.                                          5,119              201,689
FreightCar America, Inc.                                             1,416               29,283
GATX Corp.                                                           5,977              284,027
The Gorman-Rupp Co.                                                  2,066               82,888
Graco, Inc.                                                          8,369              619,808
Graham Corp.                                                         1,679               60,662
Greenbrier Cos., Inc. (a)                                            3,320               82,104
H&E Equipment Services, Inc. (a)                                     4,583              121,724
Hardinge, Inc.                                                       1,772               27,377
Hurco Cos., Inc.                                                     1,150               29,739
Hyster-Yale Materials Handling, Inc.                                 1,507              135,133
IDEX Corp.                                                          11,000              717,750
John Bean Technologies Corp.                                         3,801               94,569
Kadant, Inc.                                                         1,659               55,726
Kaydon Corp.                                                         4,538              161,190
Kennametal, Inc.                                                    10,442              476,155
Key Technology, Inc. (a)                                               998               13,862
Kimball International, Inc., Class B                                 4,154               46,068
Lincoln Electric Holdings, Inc.                                     11,063              737,017
Lindsay Corp.                                                        1,780              145,284
Lydall, Inc. (a)                                                     2,841               48,780
Manitex International, Inc. (a)                                      1,929               21,084
The Manitowoc Co., Inc.                                             18,412              360,507
Materion Corp.                                                       2,942               94,321
Meritor, Inc. (a)                                                   13,960              109,726
MFRI, Inc. (a)                                                       1,344               15,348
Miller Industries, Inc.                                              1,717               29,155
Mine Safety Appliances Co.                                           4,262              219,962
Mueller Industries, Inc.                                             3,872              215,554
NACCO Industries, Inc., Class A                                        799               44,281
Navistar International Corp. (a)                                     9,369              341,781
NN, Inc.                                                             2,599               40,440
Nordson Corp.                                                        8,148              599,937
Oshkosh Corp. (a)                                                   11,883              582,029
PMFG, Inc. (a)                                                       2,778               20,557
Proto Labs, Inc. (a)                                                 3,048              232,837
Spartan Motors, Inc.                                                 4,844               29,403
SPX Corp.                                                            6,091              515,542
Standex International Corp.                                          1,709              101,515
Sun Hydraulics Corp.                                                 3,528              127,890
Sypris Solutions, Inc.                                               1,348                4,206
Tecumseh Products Co., Class A (a)                                   2,544               22,769
Tennant Co.                                                          2,482              153,884
Terex Corp. (a)(b)                                                  15,175              509,880
Timken Co.                                                          10,748              649,179
The Toro Co.                                                         7,815              424,745
Trinity Industries, Inc.                                            10,612              481,254
Twin Disc, Inc.                                                      1,243               32,480
Wabash National Corp. (a)                                            9,861              114,979
Wabtec Corp.                                                        13,095              823,283
Woodward, Inc.                                                       8,017              327,334
                                                                                   ------------
                                                                                     16,077,068
-----------------------------------------------------------------------------------------------
INDUSTRIAL METALS & MINING -- 0.6%
AK Steel Holding Corp. (a)                                          20,404               76,515
Ampco-Pittsburgh Corp.                                               1,402               25,124
Carpenter Technology Corp.                                           7,213              419,148
Century Aluminum Co. (a)                                             7,401               59,578

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     13

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
INDUSTRIAL METALS & MINING (CONCLUDED)
Commercial Metals Co.                                               15,632         $    264,962
Friedman Industries, Inc.                                            2,276               22,760
Globe Specialty Metals, Inc.                                         9,299              143,298
Handy & Harman Ltd. (a)                                              1,143               27,283
Haynes International, Inc.                                           1,758               79,690
Horsehead Holding Corp. (a)                                          6,871               85,613
Kaiser Aluminum Corp.                                                2,545              181,331
McEwen Mining, Inc. (a)                                             34,467               82,721
Noranda Aluminum Holding Corp.                                       9,320               22,927
Olympic Steel, Inc.                                                  1,473               40,920
Reliance Steel & Aluminum Co.                                       10,421              763,547
RTI International Metals, Inc. (a)                                   4,535              145,301
Steel Dynamics, Inc.                                                29,990              501,133
Synalloy Corp.                                                       1,242               20,344
Universal Stainless & Alloy (a)                                      1,208               39,296
Uranium Energy Corp. (a)                                            15,283               34,387
Uranium Resources, Inc. (a)                                          3,876                9,496
USEC, Inc. (a)(b)                                                    1,471               15,475
Worthington Industries, Inc.                                         7,301              251,373
                                                                                   ------------
                                                                                      3,312,222
-----------------------------------------------------------------------------------------------
INDUSTRIAL TRANSPORTATION -- 1.3%
Air Lease Corp.                                                     10,492              290,209
Air Transport Services Group, Inc. (a)                               7,365               55,164
Aircastle Ltd.                                                       8,609              149,883
Arkansas Best Corp.                                                  3,314               85,070
Atlas Air Worldwide Holdings, Inc. (a)                               3,362              155,022
Baltic Trading Ltd.                                                  3,300               16,137
CAI International, Inc. (a)                                          2,583               60,107
Celadon Group, Inc.                                                  3,250               60,678
Con-way, Inc.                                                        7,538              324,813
Covenant Transportation Group, Inc., Class A (a)                     1,373                8,705
Eagle Bulk Shipping, Inc. (a)                                        2,951               21,188
Echo Global Logistics, Inc. (a)                                      2,430               50,884
Forward Air Corp.                                                    4,012              161,884
Genco Shipping & Trading Ltd. (a)(b)                                 5,814               22,849
Genesee & Wyoming, Inc., Class A (a)(b)                              5,872              545,920
Heartland Express, Inc.                                              5,902               83,749
Hub Group, Inc., Class A (a)(b)                                      4,720              185,166
International Shipholding Corp.                                        854               23,434
JB Hunt Transport Services, Inc.                                    12,241              892,736
Kirby Corp. (a)                                                      7,758              671,455
Knight Transportation, Inc.                                          7,831              129,368
Landstar System, Inc.                                                6,009              336,384
Marten Transport Ltd.                                                3,054               52,376
Matson, Inc.                                                         5,631              147,701
Old Dominion Freight Line, Inc. (a)                                  9,565              439,894
Pacer International, Inc. (a)                                        4,839               29,953
PAM Transportation Services, Inc.                                      568                9,934
Patriot Transportation Holding, Inc. (a)                             1,004               33,965
PHH Corp. (a)                                                        7,431              176,412
Quality Distribution, Inc. (a)                                       4,372               40,397
Rand Logistics, Inc. (a)                                             3,143               15,338
Roadrunner Transportation Systems, Inc. (a)                          3,695              104,347
Saia, Inc. (a)                                                       3,489              108,787
Swift Transportation Co. (a)                                        15,233              307,554
TAL International Group, Inc.                                        4,696              219,444
Teekay Corp.                                                         5,197              222,172
Textainer Group Holdings Ltd.                                        2,251               85,245
Universal Truckload Services, Inc.                                     800               21,328
USA Truck, Inc. (a)                                                  1,407               12,607
UTI Worldwide, Inc.                                                 12,280              185,551
Werner Enterprises, Inc.                                             5,527              128,945
Wesco Aircraft Holdings, Inc. (a)(b)                                 5,818              121,771
Willis Lease Finance Corp. (a)                                         918               14,440
World Fuel Services Corp.                                            9,949              371,197
XPO Logistics, Inc. (a)                                              4,287               92,899
YRC Worldwide, Inc. (a)                                              1,657               27,970
                                                                                   ------------
                                                                                      7,301,032
-----------------------------------------------------------------------------------------------
LEISURE GOODS -- 0.8%
Activision Blizzard, Inc.                                           57,681              961,542
Arctic Cat, Inc.                                                     1,940              110,677
Black Diamond, Inc. (a)                                              3,595               43,715
Brunswick Corp.                                                     12,427              495,962
Callaway Golf Co.                                                    9,696               69,036
Drew Industries, Inc.                                                2,994              136,347
DTS, Inc. (a)                                                        2,890               60,690
Emerson Radio Corp. (a)                                              3,000                5,640
Escalade, Inc.                                                       1,740               14,981
Glu Mobile, Inc. (a)(b)                                             10,126               28,252
JAKKS Pacific, Inc.                                                  2,078                9,330
Koss Corp.                                                           1,133                5,778
LeapFrog Enterprises, Inc. (a)                                       8,497               80,042
Majesco Entertainment Co. (a)                                        6,877                3,782
Marine Products Corp.                                                2,337               21,220
Nautilus, Inc. (a)                                                   4,428               31,970
Polaris Industries, Inc.                                             8,709            1,125,029
Pool Corp.                                                           6,199              347,950
RealD, Inc. (a)                                                      6,631               46,417
Skullcandy, Inc. (a)                                                 2,997               18,521
Take-Two Interactive Software, Inc. (a)(b)                          12,547              227,854
Thor Industries, Inc.                                                6,048              351,026
TiVo, Inc. (a)                                                      17,996              223,870
Universal Electronics, Inc. (a)                                      2,405               86,652
Winnebago Industries, Inc. (a)                                       4,178              108,461
                                                                                   ------------
                                                                                      4,614,744
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     14

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
LIFE INSURANCE -- 0.5%
American Equity Investment Life Holding Co.                           8,930        $    189,495
Amerisafe, Inc.                                                       2,933             104,151
Atlantic American Corp.                                               1,636               6,593
Citizens, Inc. (a)                                                    6,559              56,670
CNO Financial Group, Inc.                                            30,235             435,384
eHealth, Inc. (a)                                                     2,736              88,263
Employers Holdings, Inc.                                              4,403             130,945
FBL Financial Group, Inc., Class A                                    1,366              61,333
Independence Holding Co.                                              1,624              23,191
Kansas City Life Insurance Co.                                          413              18,263
National Western Life Insurance Co., Class A                            301              60,733
The Phoenix Cos., Inc. (a)                                              801              30,975
Primerica, Inc.                                                       7,456             300,775
Protective Life Corp.                                                10,601             451,072
StanCorp Financial Group, Inc.                                        5,916             325,498
Symetra Financial Corp.                                              12,491             222,590
                                                                                   ------------
                                                                                      2,505,931
-----------------------------------------------------------------------------------------------
MEDIA -- 4.0%
Acxiom Corp. (a)                                                     10,220             290,146
AH Belo Corp.                                                         3,599              28,252
AMC Networks, Inc., Class A (a)                                       8,239             564,207
Ascent Capital Group, Inc., Class A (a)                               1,799             145,035
Avid Technology, Inc. (a)                                             4,258              25,548
Bankrate, Inc. (a)                                                    6,298             129,550
Beasley Broadcasting Group, Inc., Class A                             1,165              10,124
Belo Corp., Class A                                                  12,859             176,168
Charter Communications, Inc., Class A (a)                             9,160           1,234,402
Clear Channel Outdoor Holdings, Inc., Class A (a)                     5,342              43,804
ComScore, Inc. (a)                                                    5,204             150,760
Constant Contact, Inc. (a)                                            4,477             106,060
Courier Corp.                                                         1,791              28,334
Crown Media Holdings, Inc., Class A (a)                               6,152              18,948
CSS Industries, Inc.                                                  1,351              32,437
CTN Media Group, Inc. (a)                                                50                  --
Cumulus Media, Inc., Class A (a)                                     11,226              59,498
Demand Media, Inc. (a)                                                7,219              45,624
Digital Generation, Inc. (a)                                          3,374              43,626
DISH Network Corp., Class A                                          28,523           1,283,820
Dolby Laboratories, Inc., Class A                                     6,771             233,667
DreamWorks Animation SKG, Inc. (a)                                    9,733             277,001
Emmis Communications Corp., Class A (a)                               5,070              13,638
Entercom Communications Corp., Class A (a)                            2,831              24,856
Entravision Communications Corp., Class A                            10,092              59,543
EW Scripps Co. (a)                                                    4,406              80,850
FactSet Research Systems, Inc.                                        5,468             596,559
Gray Television, Inc. (a)                                             7,076              55,547
Groupon, Inc. (a)                                                    51,957             582,438
Harte-Hanks, Inc.                                                     6,369              56,238
Hollywood Media Corp. (a)                                            10,217              16,143
IHS, Inc., Class A (a)(b)                                             8,411             960,368
John Wiley & Sons, Inc., Class A                                      6,132             292,435
Journal Communications, Inc., Class A (a)                             5,884              50,308
Lamar Advertising Co., Class A (a)                                    8,893             418,238
Liberty Global PLC, Class A (a)                                      51,068           4,052,246
Liberty Interactive Corp., Class A (a)                               66,049           1,550,170
Liberty Media Corp., Class A (a)                                     14,367           2,114,104
Liberty Ventures (a)                                                  5,213             459,630
Live Nation Entertainment, Inc. (a)                                  19,385             359,592
Local Corp. (a)                                                       8,487              16,465
Marchex, Inc., Class B                                                3,496              25,451
Martha Stewart Living Omnimedia, Class A (a)                          6,396              14,711
The McClatchy Co., Class A (a)                                       10,065              30,195
Media General, Inc., Class A (a)                                      3,569              50,894
Mediabistro, Inc. (a)                                                 3,207               4,746
Meredith Corp.                                                        5,038             239,910
Morningstar, Inc.                                                     2,932             232,390
National CineMedia, Inc.                                              8,458             159,518
New York Times Co., Class A (a)                                      17,854             224,425
Nexstar Broadcasting Group, Inc., Class A                             4,017             178,777
Pandora Media, Inc. (a)                                              19,226             483,149
PDI, Inc. (a)                                                         2,543              12,257
QuinStreet, Inc. (a)                                                  5,399              51,021
Radio One, Inc., Class D (a)                                          4,466              12,013
Saga Communications, Inc., Class A                                      800              35,504
Salem Communications Corp., Class A                                   1,860              15,401
Schawk, Inc.                                                          1,909              28,330
Scholastic Corp.                                                      3,246              92,998
Sinclair Broadcast Group, Inc., Class A                              10,136             339,759
Sirius XM Radio, Inc.                                               428,254           1,657,343
Spanish Broadcasting System, Inc. (a)                                 1,491               6,053
SPAR Group, Inc. (a)                                                  3,165               5,792
Starz, Class A (a)                                                   13,148             369,853
TechTarget, Inc. (a)                                                  3,880              19,361
TheStreet, Inc. (a)                                                   9,587              20,037
Valassis Communications, Inc.                                         5,344             154,335
Value Line, Inc.                                                      1,380              12,185

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     15

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
MEDIA (CONCLUDED)
ValueClick, Inc. (a)                                                 10,165        $    211,940
WebMD Health Corp. (a)                                                7,311             209,095
XO Group, Inc. (a)                                                    4,919              63,553
Yelp, Inc. (a)                                                        4,972             329,047
                                                                                   ------------
                                                                                     21,976,422
-----------------------------------------------------------------------------------------------
MINING -- 0.4%
Allied Nevada Gold Corp. (a)                                         16,054              67,106
Alpha Natural Resources, Inc. (a)                                    30,961             184,528
AMCOL International Corp.                                             3,464             113,204
Arch Coal, Inc.                                                      29,521             121,331
Cloud Peak Energy, Inc. (a)                                           8,720             127,922
Coeur Mining, Inc. (a)                                               15,316             184,558
Compass Minerals International, Inc.                                  4,572             348,706
General Moly, Inc. (a)                                               12,175              20,089
Golden Minerals Co. (a)(b)                                            9,302               8,837
Hecla Mining Co.                                                     51,715             162,385
James River Coal Co. (a)                                              5,927              11,735
Molycorp, Inc. (a)(b)                                                19,580             128,445
Royal Gold, Inc.                                                      9,301             452,587
Solitario Exploration & Royalty Corp. (a)                            15,315              13,247
Stillwater Mining Co. (a)                                            17,161             188,943
SunCoke Energy, Inc. (a)                                             10,198             173,366
Timberline Resources Corp. (a)(b)                                    15,011               2,867
Walter Energy, Inc. (b)                                               8,811             123,618
Westmoreland Coal Co. (a)                                             3,400              44,812
                                                                                   ------------
                                                                                      2,478,286
-----------------------------------------------------------------------------------------------
MOBILE TELECOMMUNICATIONS -- 0.7%
Atlantic Tele-Network, Inc.                                           1,389              72,409
Iridium Communications, Inc. (a)                                      8,740              60,131
Leap Wireless International, Inc. (a)                                 7,910             124,899
NII Holdings, Inc. (a)(b)                                            23,656             143,592
NTELOS Holdings Corp.                                                 2,487              46,756
ORBCOMM, Inc. (a)                                                     6,778              35,720
SBA Communications Corp., Class A (a)                                17,620           1,417,705
Shenandoah Telecommunications Co.                                     3,273              78,879
Sprint Corp. (a)                                                    118,680             737,003
T-Mobile US, Inc. (a)                                                24,879             646,108
Telephone & Data Systems, Inc.                                       12,665             374,251
United States Cellular Corp.                                          1,391              63,332
USA Mobility, Inc.                                                    3,353              47,478
                                                                                   ------------
                                                                                      3,848,263
-----------------------------------------------------------------------------------------------
NONLIFE INSURANCE -- 3.3%
Alleghany Corp. (a)                                                   2,298             941,376
Allied World Assurance Co. Holdings AG                                4,590             456,200
Ambac Financial Group, Inc. (a)                                       7,253             131,569
American Financial Group, Inc.                                        9,474             512,164
American National Insurance Co.                                         486              47,647
American Safety Insurance Holdings Ltd. (a)                           1,592              48,078
Amtrust Financial Services, Inc.                                      4,263             166,513
Arch Capital Group Ltd. (a)                                          15,865             858,772
Argo Group International Holdings Ltd.                                3,602             154,454
Arthur J Gallagher & Co.                                             17,190             750,344
Aspen Insurance Holdings Ltd.                                         8,979             325,848
Assured Guaranty Ltd.                                                23,008             431,400
Axis Capital Holdings Ltd.                                           14,224             616,041
Baldwin & Lyons, Inc., Class B                                        1,436              35,010
Brown & Brown, Inc.                                                  15,927             511,257
CNA Financial Corp.                                                   3,047             116,334
Donegal Group, Inc., Class A                                          1,498              20,957
Eastern Insurance Holdings, Inc.                                      1,572              38,373
EMC Insurance Group, Inc.                                               901              27,192
Endurance Specialty Holdings Ltd.                                     5,933             318,721
Enstar Group Ltd. (a)                                                 1,215             165,969
Erie Indemnity Co., Class A                                           3,418             247,703
Everest Re Group Ltd.                                                 6,452             938,185
Federated National Holding Co.                                        2,346              22,334
First Acceptance Corp. (a)                                            1,327               2,322
First American Financial Corp.                                       14,459             352,077
Global Indemnity PLC (a)                                              1,596              40,634
Greenlight Capital Re Ltd. (a)                                        4,382             124,624
The Hanover Insurance Group, Inc.                                     5,854             323,843
HCC Insurance Holdings, Inc.                                         13,544             593,498
Hilltop Holdings, Inc. (a)                                            9,149             169,257
Horace Mann Educators Corp.                                           5,497             156,005
Infinity Property & Casualty Corp.                                    1,610             104,006
Kemper Corp.                                                          6,820             229,152
Life Partners Holdings, Inc.                                          2,288               5,034
Maiden Holdings Ltd.                                                  7,487              88,422
Markel Corp. (a)                                                      1,916             992,047
MBIA, Inc. (a)                                                       19,843             202,994
Meadowbrook Insurance Group, Inc.                                     6,607              42,946
Mercury General Corp.                                                 3,553             171,645
Montpelier Re Holdings Ltd.                                           6,545             170,497
National Interstate Corp.                                             2,572              71,527
The Navigators Group, Inc. (a)                                        1,553              89,717
Old Republic International Corp.                                     33,089             509,571
OneBeacon Insurance Group Ltd.                                        2,550              37,638
PartnerRe Ltd.                                                        6,793             621,831
Platinum Underwriters Holdings Ltd.                                   3,935             235,038
ProAssurance Corp.                                                    8,327             375,215
Reinsurance Group of America, Inc.                                    9,455             633,390
RenaissanceRe Holdings Ltd.                                           6,001             543,271

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          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     16

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
NONLIFE INSURANCE (CONCLUDED)
RLI Corp.                                                            2,417         $    211,294
Safety Insurance Group, Inc.                                         1,861               98,577
Selective Insurance Group, Inc.                                      7,554              185,073
State Auto Financial Corp.                                           2,216               46,403
Tower Group International Ltd.                                       5,468               38,276
United Fire Group, Inc.                                              3,007               91,623
Universal Insurance Holdings, Inc.                                   4,795               33,805
Validus Holdings Ltd.                                               14,185              524,561
White Mountains Insurance Group Ltd.                                   731              414,930
Willis Group Holdings PLC                                           23,386            1,013,315
WR Berkley Corp.                                                    14,680              629,185
                                                                                   ------------
                                                                                     18,055,684
-----------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS -- 3.3%
Abraxas Petroleum Corp. (a)                                         17,096               43,937
Adams Resources & Energy, Inc.                                         350               19,429
Alon USA Energy, Inc.                                                3,199               32,662
Apco Oil and Gas International, Inc. (a)                             2,781               39,657
Approach Resources, Inc. (a)                                         5,283              138,837
Barnwell Industries, Inc. (a)                                        1,930                6,659
Berry Petroleum Co., Class A                                         6,825              294,362
Bill Barrett Corp. (a)                                               7,065              177,402
Bonanza Creek Energy, Inc. (a)                                       4,298              207,421
BPZ Resources, Inc. (a)                                             16,813               32,785
Brenham Oil & Gas Corp. (a)                                          5,673                  115
Callon Petroleum Co. (a)                                             7,061               38,624
Carrizo Oil & Gas, Inc. (a)                                          5,415              202,034
Cheniere Energy, Inc. (a)                                           30,733            1,049,225
Cimarex Energy Co.                                                  11,823            1,139,737
Clayton Williams Energy, Inc. (a)                                      978               51,316
Cobalt International Energy, Inc. (a)                               40,640            1,010,310
Comstock Resources, Inc.                                             6,793              108,077
Concho Resources, Inc. (a)                                          14,389            1,565,667
Contango Oil & Gas Co.                                               1,998               73,426
Continental Resources, Inc. (a)                                      5,939              637,017
CVR Energy, Inc.                                                     2,312               89,058
Delek US Holdings, Inc.                                              5,049              106,483
Diamondback Energy, Inc. (a)                                         5,772              246,118
Double Eagle Petroleum Co. (a)                                       3,643               10,929
Emerald Oil, Inc. (a)                                                6,985               50,222
Endeavour International Corp. (a)                                    7,465               39,938
Energen Corp.                                                        9,867              753,740
Energy XXI Bermuda Ltd.                                             10,502              317,160
EPL Oil & Gas, Inc. (a)                                              5,002              185,624
Era Group, Inc. (a)                                                  2,655               72,163
Evolution Petroleum Corp. (a)                                        4,469               50,321
EXCO Resources, Inc.                                                19,789              133,378
Forest Oil Corp. (a)(b)                                             18,168              110,825
FX Energy, Inc. (a)                                                  9,256               31,841
Gastar Exploration Ltd. (a)                                         10,171               40,175
Goodrich Petroleum Corp. (a)                                         4,029               97,864
Gulfport Energy Corp. (a)                                           10,784              693,843
Halcon Resources Corp. (a)(b)                                       35,807              158,625
Harvest Natural Resources, Inc. (a)                                  6,605               35,337
HollyFrontier Corp.                                                 27,302            1,149,687
Houston American Energy Corp. (a)                                    5,104                1,480
Hyperdynamics Corp. (a)(b)                                           4,070               17,989
Isramco, Inc. (a)                                                      280               34,706
Kodiak Oil & Gas Corp. (a)                                          37,566              453,046
Laredo Petroleum Holdings, Inc. (a)                                  8,565              254,209
Magellan Petroleum Corp. (a)                                        11,405               11,747
Magnum Hunter Resources Corp. (a)                                   24,283              149,826
Miller Energy Resources, Inc. (a)                                    5,921               42,986
Northern Oil and Gas, Inc. (a)                                       8,848              127,677
Oasis Petroleum, Inc. (a)                                           12,582              618,154
Pacific Ethanol, Inc. (a)(b)                                         2,106                7,392
Panhandle Oil and Gas, Inc.                                          1,509               42,675
PBF Energy, Inc.                                                     5,845              131,220
PDC Energy, Inc. (a)                                                 5,119              304,785
Penn Virginia Corp. (a)                                              7,967               52,981
PetroQuest Energy, Inc. (a)                                         10,144               40,677
Pioneer Energy Services Corp. (a)                                    8,817               66,216
PostRock Energy Corp. (a)                                            4,012                5,175
Quicksilver Resources, Inc. (a)                                     21,639               42,629
Resolute Energy Corp. (a)                                            9,529               79,662
Rex Energy Corp. (a)                                                 6,538              145,797
Rosetta Resources, Inc. (a)                                          8,587              467,648
SandRidge Energy, Inc. (a)                                          49,959              292,760
SemGroup Corp., Class A                                              6,097              347,651
SM Energy Co.                                                        9,331              720,260
Stone Energy Corp. (a)                                               7,106              230,448
Swift Energy Co. (a)                                                 6,273               71,638
Syntroleum Corp. (a)                                                 2,214               10,207
Targa Resources Corp.                                                4,037              294,540
Ultra Petroleum Corp. (a)                                           21,558              443,448
US Energy Corp.-Wyoming (a)                                          4,911               10,362
Vaalco Energy, Inc. (a)                                              9,563               53,362
W&T Offshore, Inc.                                                   4,881               86,491
Warren Resources, Inc. (a)                                          12,238               35,857
Western Refining, Inc.                                               7,692              231,068
Whiting Petroleum Corp. (a)                                         16,431              983,395
ZaZa Energy Corp. (a)                                               10,759               12,373
Zion Oil & Gas, Inc. (a)(b)                                          7,265               12,351
                                                                                   ------------
                                                                                     18,176,918
-----------------------------------------------------------------------------------------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION -- 3.0%
Atwood Oceanics, Inc. (a)(b)                                         7,920              435,917
Basic Energy Services, Inc. (a)                                      4,120               52,077
Bolt Technology Corp.                                                1,869               33,735
Bristow Group, Inc.                                                  4,799              349,175

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          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     17

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION (CONTINUED)
C&J Energy Services, Inc. (a)                                         6,584        $    132,207
Cal Dive International, Inc. (a)(b)                                  15,785              32,359
CARBO Ceramics, Inc.                                                  2,719             269,480
Chart Industries, Inc. (a)                                            4,159             511,723
Core Laboratories NV                                                  6,220           1,052,486
Crosstex Energy, Inc.                                                 6,300             131,607
Dawson Geophysical Co. (a)                                            1,311              42,568
DHT Holdings, Inc.                                                    1,787               7,809
Dresser-Rand Group, Inc. (a)                                         10,464             652,954
Dril-Quip, Inc. (a)                                                   5,603             642,944
Exterran Holdings, Inc. (a)                                           8,050             221,939
Flotek Industries, Inc. (a)                                           6,726             154,698
Forbes Energy Services Ltd. (a)                                       2,153              10,033
Forum Energy Technologies, Inc. (a)                                   6,336             171,135
Geospace Technologies Corp. (a)                                       1,919             161,772
Global Geophysical Services, Inc. (a)                                 3,728              10,103
Gulf Island Fabrication, Inc.                                         1,641              40,221
Gulfmark Offshore, Inc., Class A                                      3,326             169,260
Helix Energy Solutions Group, Inc. (a)(b)                            13,650             346,301
Hercules Offshore, Inc. (a)                                          22,516             165,943
Hornbeck Offshore Services, Inc. (a)                                  4,539             260,720
ION Geophysical Corp. (a)                                            17,831              92,721
Key Energy Services, Inc. (a)                                        17,799             129,755
Matrix Service Co. (a)                                                3,779              74,144
McDermott International, Inc. (a)                                    31,915             237,128
Mitcham Industries, Inc. (a)                                          2,171              33,195
MRC Global, Inc. (a)                                                 13,963             374,208
Natural Gas Services Group, Inc. (a)                                  2,116              56,751
Newpark Resources, Inc. (a)                                          12,612             159,668
Oceaneering International, Inc.                                      14,670           1,191,791
OGE Energy Corp.                                                     26,994             974,213
Oil States International, Inc. (a)                                    7,540             780,088
Parker Drilling Co. (a)                                              16,843              96,005
Patterson-UTI Energy, Inc.                                           19,732             421,870
PHI, Inc. (a)                                                         1,880              70,895
RPC, Inc.                                                             8,158             126,204
SEACOR Holdings, Inc.                                                 2,497             225,829
Superior Energy Services, Inc. (a)                                   21,689             543,093
Tesco Corp. (a)                                                       4,428              73,372
TETRA Technologies, Inc. (a)                                         11,134             139,509
TGC Industries, Inc.                                                  3,875              30,574
Tidewater, Inc.                                                       6,621             392,559
Transocean Ltd.                                                      45,661           2,031,915
Unit Corp. (a)                                                        5,960             277,080
Weatherford International Ltd. (a)(b)                               104,018           1,594,596
Willbros Group, Inc. (a)                                              5,839              53,602
                                                                                   ------------
                                                                                     16,239,931
-----------------------------------------------------------------------------------------------
PERSONAL GOODS -- 1.8%
American Apparel, Inc. (a)                                           10,384              13,499
Carter's, Inc.                                                        8,119             616,151
Charles & Colvard Ltd. (a)                                            3,094              21,689
Cherokee, Inc.                                                        1,737              22,598
Columbia Sportswear Co.                                               1,524              91,791
Coty, Inc., Class A (a)                                               7,872             127,605
Crocs, Inc. (a)                                                      12,177             165,729
Culp, Inc.                                                            1,368              25,595
Deckers Outdoor Corp. (a)                                             4,800             316,416
Delta Apparel, Inc. (a)                                               1,207              19,988
Elizabeth Arden, Inc. (a)                                             3,510             129,589
The Female Health Co.                                                 4,108              40,546
Fifth & Pacific Cos., Inc. (a)                                       16,901             424,722
G-III Apparel Group Ltd. (a)                                          2,309             126,048
Hanesbrands, Inc.                                                    13,507             841,621
Helen of Troy Ltd. (a)                                                4,075             180,115
Iconix Brand Group, Inc. (a)                                          7,448             247,423
Inter Parfums, Inc.                                                   2,269              68,047
Joe's Jeans, Inc. (a)                                                 9,399              10,057
The Jones Group, Inc.                                                10,329             155,038
Lakeland Industries, Inc. (a)                                           913               4,930
Lululemon Athletica, Inc. (a)                                        14,429           1,054,616
Maidenform Brands, Inc. (a)                                           3,365              79,044
Michael Kors Holdings Ltd. (a)                                       24,408           1,818,884
Movado Group, Inc.                                                    2,451             107,231
Nu Skin Enterprises, Inc., Class A                                    8,023             768,122
Orchids Paper Products Co.                                            1,530              42,335
Oxford Industries, Inc.                                               1,964             133,513
Perry Ellis International, Inc.                                       1,655              31,180
Quiksilver, Inc. (a)                                                 17,793             125,085
Revlon, Inc., Class A (a)                                             1,803              50,069
RG Barry Corp.                                                        1,650              31,202
Rocky Brands, Inc.                                                    1,306              22,737
Skechers U.S.A., Inc., Class A (a)                                    5,526             171,914
Steven Madden Ltd. (a)                                                5,526             297,465
Superior Uniform Group, Inc.                                            918              11,493
Tandy Brands Accessories, Inc. (a)                                    1,401                 771
Tumi Holdings, Inc. (a)(b)                                            6,768             136,375
Under Armour, Inc., Class A (a)                                      10,990             873,156
Unifi, Inc. (a)                                                       2,314              54,055
Vera Bradley, Inc. (a)                                                3,075              63,222
Weyco Group, Inc.                                                       684              19,371
Wolverine World Wide, Inc.                                            6,829             397,653
                                                                                   ------------
                                                                                      9,938,690
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 4.8%
Aastrom Biosciences, Inc. (a)                                        10,040               2,781
ACADIA Pharmaceuticals, Inc. (a)                                     10,856             298,214
Achillion Pharmaceuticals, Inc. (a)                                  14,141              42,706

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     18

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
Acorda Therapeutics, Inc. (a)(b)                                     6,046         $    207,257
Acura Pharmaceuticals, Inc. (a)                                      7,772               14,767
Aegerion Pharmaceuticals, Inc. (a)(b)                                3,506              300,499
Affymetrix, Inc. (a)                                                11,046               68,485
Agenus, Inc. (a)                                                     6,342               17,567
Akorn, Inc. (a)                                                     10,198              200,697
Albany Molecular Research, Inc. (a)                                  3,556               45,837
Alexza Pharmaceuticals, Inc. (a)                                     3,779               19,348
Alkermes PLC (a)                                                    18,900              635,418
Alnylam Pharmaceuticals, Inc. (a)                                    7,446              476,618
AMAG Pharmaceuticals, Inc. (a)                                       3,282               70,497
Amicus Therapeutics, Inc. (a)                                        7,044               16,342
Ampio Pharmaceuticals, Inc. (a)(b)                                   5,597               41,978
Anacor Pharmaceuticals, Inc. (a)                                     5,034               53,461
ANI Pharmaceuticals, Inc. (a)                                        2,161               21,113
Anthera Pharmaceuticals, Inc. (a)                                    3,561               14,315
Apricus Biosciences, Inc. (a)(b)                                     8,686               18,154
ARCA Biopharma, Inc. (a)                                             2,942                4,678
Arena Pharmaceuticals, Inc. (a)(b)                                  31,907              168,150
Ariad Pharmaceuticals, Inc. (a)                                     26,049              479,302
Arqule, Inc. (a)                                                    12,089               28,167
Array BioPharma, Inc. (a)                                           15,510               96,472
Astex Pharmaceuticals (a)                                           13,382              113,479
Auxilium Pharmaceuticals, Inc. (a)                                   6,710              122,323
AVANIR Pharmaceuticals, Inc. (a)                                    22,852               96,892
AVEO Pharmaceuticals, Inc. (a)                                      11,834               24,496
BioCryst Pharmaceuticals, Inc. (a)                                   8,707               63,387
Biodel, Inc. (a)                                                     3,259               10,266
BioDelivery Sciences International, Inc. (a)                         5,856               31,798
BioMarin Pharmaceutical, Inc. (a)                                   19,341            1,396,807
Biota Pharmaceuticals, Inc.                                          5,533               23,128
Biotime, Inc. (a)                                                    8,074               30,681
Cadence Pharmaceuticals, Inc. (a)                                   10,013               63,182
Cel-Sci Corp. (a)                                                    2,300                3,910
Cell Therapeutics, Inc. (a)                                         20,593               33,773
Celldex Therapeutics, Inc. (a)                                      11,618              411,626
Cerus Corp. (a)                                                     10,782               72,347
Charles River Laboratories International, Inc. (a)                   7,093              328,122
Chelsea Therapeutics International Ltd. (a)                         11,826               35,596
Cleveland Biolabs, Inc. (a)                                         11,246               17,544
Clovis Oncology, Inc. (a)                                            2,935              178,389
Columbia Laboratories, Inc. (a)                                      2,326               16,910
Corcept Therapeutics, Inc. (a)                                      14,670               23,325
Coronado Biosciences, Inc. (a)                                       4,471               31,386
Cubist Pharmaceuticals, Inc. (a)                                     9,269              589,045
Cumberland Pharmaceuticals, Inc. (a)                                 2,354               10,664
Curis, Inc. (a)                                                     14,118               62,966
Cytokinetics, Inc. (a)                                               4,729               35,893
Cytori Therapeutics, Inc. (a)                                       11,917               27,767
CytRx Corp. (a)                                                      5,159               16,664
Dendreon Corp. (a)(b)                                               24,349               71,343
Depomed, Inc. (a)                                                    9,028               67,529
Discovery Laboratories, Inc. (a)(b)                                 10,275               20,139
Durect Corp. (a)                                                    15,409               20,648
Dyax Corp. (a)                                                      17,994              123,439
Dynavax Technologies Corp. (a)                                      30,799               36,959
Emergent Biosolutions, Inc. (a)                                      4,735               90,202
Endo Health Solutions, Inc. (a)                                     15,760              716,134
Endocyte, Inc. (a)                                                   4,496               59,932
Entremed, Inc. (a)                                                   5,780               10,115
Enzo Biochem, Inc. (a)                                               8,028               20,231
Enzon Pharmaceuticals, Inc.                                          8,825               14,826
Exact Sciences Corp. (a)                                            10,709              126,473
Exelixis, Inc. (a)                                                  25,967              151,128
Furiex Pharmaceuticals, Inc. (a)                                     1,266               55,691
Galena Biopharma, Inc. (a)(b)                                       18,719               42,492
Genomic Health, Inc. (a)                                             2,801               85,655
GenVec, Inc. (a)                                                     3,691                4,688
Geron Corp. (a)                                                     21,220               71,087
GTx, Inc. (a)                                                        6,734               13,535
Halozyme Therapeutics, Inc. (a)                                     14,099              155,653
Harvard Bioscience, Inc. (a)                                         5,660               29,772
Hemispherx Biopharma, Inc. (a)                                       9,683                2,276
Hi-Tech Pharmacal Co., Inc.                                          1,668               71,974
Idenix Pharmaceuticals, Inc. (a)                                    15,548               81,005
Idera Pharmaceuticals, Inc. (a)                                      9,339               16,250
Illumina, Inc. (a)                                                  17,101            1,382,274
Immunogen, Inc. (a)                                                 12,231              208,172
Immunomedics, Inc. (a)                                              12,531               77,567
Impax Laboratories, Inc. (a)                                         8,975              184,077
Incyte Corp. (a)                                                    19,137              730,077
Infinity Pharmaceuticals, Inc. (a)                                   6,394              111,575
Inovio Pharmaceuticals, Inc. (a)(b)                                 27,844               57,637
Insmed, Inc. (a)                                                     5,313               82,936
InterMune, Inc. (a)                                                 12,133              186,484
Ironwood Pharmaceuticals, Inc. (a)                                  15,282              181,092
Isis Pharmaceuticals, Inc. (a)(b)                                   16,096              604,244
Jazz Pharmaceuticals PLC (a)                                         7,369              677,727
Keryx Biopharmaceuticals, Inc. (a)                                  12,428              125,523
Lexicon Pharmaceuticals, Inc. (a)                                   36,881               87,408
Ligand Pharmaceuticals, Inc., Class B (a)                            3,101              134,211
Luminex Corp. (a)                                                    5,834              116,680
Mallinckrodt PLC (a)                                                 7,850              346,106
MannKind Corp. (a)(b)                                               25,152              143,366
Maxygen, Inc. (a)                                                    8,041                  241
The Medicines Co. (a)                                                8,763              293,736
Medivation, Inc. (a)                                                10,548              632,247
Momenta Pharmaceuticals, Inc. (a)                                    7,037              101,262

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     19

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
Myriad Genetics, Inc. (a)(b)                                        11,417         $    268,300
Nanosphere, Inc. (a)                                                 9,038               18,076
Nektar Therapeutics (a)                                             16,411              171,495
Neuralstem, Inc. (a)                                                13,434               36,406
Neurocrine Biosciences, Inc. (a)                                    10,413              117,875
Novavax, Inc. (a)                                                   23,845               75,350
NPS Pharmaceuticals, Inc. (a)                                       13,222              420,592
OncoGenex Pharmaceutical, Inc. (a)                                   2,852               26,438
Oncothyreon, Inc. (a)(b)                                            10,788               22,223
Onyx Pharmaceuticals, Inc. (a)                                      10,103            1,259,541
Opko Health, Inc. (a)                                               26,452              233,042
Optimer Pharmaceuticals, Inc. (a)                                    7,909               99,653
Orexigen Therapeutics, Inc. (a)                                     13,816               84,830
Osiris Therapeutics, Inc. (a)                                        2,889               48,073
OXiGENE, Inc. (a)                                                    2,284                5,573
Pacific Biosciences of California, Inc. (a)                          8,597               47,541
Pacira Pharmaceuticals, Inc. (a)                                     4,923              236,747
Pain Therapeutics, Inc.                                              6,775               18,428
Palatin Technologies, Inc. (a)                                       9,887                6,674
PDL BioPharma, Inc.                                                 22,046              175,707
Peregrine Pharmaceuticals, Inc. (a)(b)                              27,987               39,462
Pernix Therapeutics Holdings (a)                                     2,820                7,699
Pharmacyclics, Inc. (a)                                              9,203            1,273,879
Pozen, Inc. (a)                                                      5,901               33,813
Prestige Brands Holdings, Inc. (a)                                   7,138              214,997
Progenics Pharmaceuticals, Inc. (a)                                  9,786               49,224
Questcor Pharmaceuticals, Inc.                                       7,618              441,844
Quintiles Transnational Holdings, Inc. (a)                           3,412              153,131
Raptor Pharmaceutical Corp. (a)                                      9,101              135,969
Repligen Corp. (a)                                                   5,865               65,043
Repros Therapeutics, Inc. (a)                                        3,787              101,492
Rexahn Pharmaceuticals, Inc. (a)(b)                                 17,083                7,687
Rigel Pharmaceuticals, Inc. (a)                                     12,778               45,745
Sagent Pharmaceuticals, Inc. (a)                                     3,434               70,054
Salix Pharmaceuticals Ltd. (a)                                       8,566              572,894
Sangamo Biosciences, Inc. (a)                                        8,631               90,453
Santarus, Inc. (a)                                                   9,166              206,877
Sarepta Therapeutics, Inc. (a)                                       4,646              219,431
Savient Pharmaceuticals, Inc. (a)                                   12,887                8,047
Sciclone Pharmaceuticals, Inc. (a)                                   9,519               48,261
Seattle Genetics, Inc. (a)                                          15,457              677,480
Sequenom, Inc. (a)                                                  18,821               50,252
SIGA Technologies, Inc. (a)                                          8,379               32,175
Spectrum Pharmaceuticals, Inc.                                       8,843               74,193
StemCells, Inc. (a)                                                 10,436               17,532
Sucampo Pharmaceuticals, Inc., Class A (a)                           3,192               19,918
Synageva BioPharma Corp. (a)                                         2,717              172,013
Synta Pharmaceuticals Corp. (a)                                      7,899               49,843
Targacept, Inc. (a)                                                  5,705               30,294
Techne Corp.                                                         4,752              380,445
Telik, Inc. (a)                                                      3,273                3,960
Theravance, Inc. (a)                                                 9,849              402,726
Threshold Pharmaceuticals, Inc. (a)                                  8,924               41,497
Transcept Pharmaceuticals, Inc. (a)                                  3,283               10,440
Trubion Pharmaceuticals, Inc. (a)                                    3,113                   --
United Therapeutics Corp. (a)                                        6,510              513,313
Vanda Pharmaceuticals, Inc. (a)                                      5,396               59,194
Venaxis, Inc. (a)                                                    6,479               12,569
Ventrus Biosciences, Inc. (a)                                        5,080               14,681
Vical, Inc. (a)                                                     14,828               18,535
ViroPharma, Inc. (a)                                                 9,253              363,643
Vivus, Inc. (a)(b)                                                  14,372              133,947
XenoPort, Inc. (a)                                                   6,856               38,942
XOMA Corp. (a)                                                       9,593               42,977
Zalicus, Inc. (a)                                                   11,758               14,110
ZIOPHARM Oncology, Inc. (a)(b)                                      14,510               57,315
                                                                                   ------------
                                                                                     26,229,567
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT & SERVICES -- 0.8%
Alexander & Baldwin, Inc. (a)                                        6,096              219,578
Altisource Portfolio Solutions SA (a)                                2,419              338,684
American Realty Investors, Inc. (a)                                    900                4,122
AV Homes, Inc. (a)                                                   1,823               31,830
BBX Capital Corp. (a)                                                1,456               20,923
Consolidated-Tomoka Land Co.                                         1,069               41,146
Forest City Enterprises, Inc., Class A (a)                          21,621              409,502
Forestar Group, Inc. (a)                                             5,036              108,425
HFF, Inc., Class A                                                   4,766              119,388
The Howard Hughes Corp. (a)                                          4,284              481,393
Jones Lang LaSalle, Inc.                                             5,933              517,951
Kennedy-Wilson Holdings, Inc.                                        8,440              156,646
Maui Land & Pineapple Co., Inc. (a)                                  3,389               13,691
Move, Inc. (a)(b)                                                    6,775              114,836
Nationstar Mortgage Holdings, Inc. (a)                               3,116              175,213
Realogy Holdings Corp. (a)                                          20,157              867,154
Reis, Inc. (a)                                                       1,655               26,761
The St. Joe Co. (a)(b)                                              12,521              245,662
Tejon Ranch Co. (a)                                                  2,115               65,227
Thomas Properties Group, Inc.                                        6,082               40,871
Transcontinental Realty Investors, Inc. (a)                            393                3,509
Trulia, Inc. (a)                                                     5,096              239,665
Zillow, Inc. (a)(b)                                                  3,205              270,406

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          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     20

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT & SERVICES (CONCLUDED)
ZipRealty, Inc. (a)                                                   2,610        $     14,277
                                                                                   ------------
                                                                                      4,526,860
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) -- 8.1%
Acadia Realty Trust (b)                                               7,753             191,344
Agree Realty Corp.                                                    2,217              66,909
Alexander's, Inc.                                                       275              78,683
Alexandria Real Estate Equities, Inc.                                 9,533             608,682
American Assets Trust, Inc.                                           5,207             158,866
American Campus Communities, Inc.                                    14,205             485,101
American Capital Agency Corp.                                        53,461           1,206,615
American Capital Mortgage Investment Corp.                            7,893             155,966
American Homes 4 Rent, Class A (a)                                    6,291             101,600
American Realty Capital Properties, Inc.                             28,268             344,870
Annaly Capital Management, Inc.                                     126,252           1,461,998
Anworth Mortgage Asset Corp.                                         18,081              87,331
Apollo Commercial Real Estate Finance, Inc.                           6,653             101,591
Apollo Residential Mortgage, Inc.                                     4,359              63,598
Arbor Realty Trust, Inc.                                              5,449              36,944
Arlington Asset Investment Corp.                                      1,883              44,778
ARMOUR Residential REIT, Inc.                                        52,800             221,760
Ashford Hospitality Trust, Inc.                                      10,090             124,511
Associated Estates Realty Corp.                                       7,741             115,418
Aviv REIT, Inc.                                                       2,869              65,413
BioMed Realty Trust, Inc.                                            25,845             480,459
Blackstone Mortgage Trust, Inc., Class A                              4,277             107,738
Brandywine Realty Trust (b)                                          21,196             279,363
BRE Properties, Inc.                                                 10,438             529,833
BRT Realty Trust (a)                                                  2,288              16,382
Camden Property Trust (b)                                            11,387             699,617
Campus Crest Communities, Inc.                                        9,493             102,524
CapLease, Inc.                                                       13,972             118,622
Capstead Mortgage Corp.                                              13,114             154,352
CBL & Associates Properties, Inc. (b)                                23,181             442,757
Cedar Realty Trust, Inc.                                              9,315              48,252
Chambers Street Properties (b)                                       32,559             285,868
Chatham Lodging Trust                                                 4,415              78,852
Chesapeake Lodging Trust                                              7,493             176,385
Chimera Investment Corp.                                            144,416             439,025
Cole Real Estate Investment, Inc.                                    58,361             715,506
Colonial Properties Trust                                            11,077             249,122
Colony Financial, Inc.                                               10,352             206,833
CommonWealth REIT                                                    15,218             333,426
Coresite Realty Corp.                                                 2,912              98,833
Corporate Office Properties Trust                                    11,958             276,230
Cousins Properties, Inc. (b)                                         24,294             249,985
CubeSmart (b)                                                        17,292             308,489
CyrusOne, Inc.                                                        2,755              52,290
CYS Investments, Inc.                                                24,106             195,982
DCT Industrial Trust, Inc.                                           43,105             309,925
DDR Corp.                                                            35,025             550,243
DiamondRock Hospitality Co.                                          25,810             275,393
Digital Realty Trust, Inc. (b)                                       17,492             928,825
Douglas Emmett, Inc. (b)                                             17,387             408,073
Duke Realty Corp. (b)                                                44,365             684,996
DuPont Fabros Technology, Inc.                                        9,068             233,682
EastGroup Properties, Inc.                                            4,242             251,169
Education Realty Trust, Inc.                                         16,401             149,249
EPR Properties                                                        6,662             324,706
Equity Lifestyle Properties, Inc.                                    10,818             369,651
Equity One, Inc.                                                      8,087             176,782
Essex Property Trust, Inc. (b)                                        5,139             759,030
Excel Trust, Inc.                                                     8,169              98,028
Extra Space Storage, Inc. (b)                                        14,517             664,153
Federal Realty Investment Trust                                       8,846             897,427
FelCor Lodging Trust, Inc. (a)                                       17,280             106,445
First Industrial Realty Trust, Inc.                                  14,021             228,122
First Potomac Realty Trust                                            7,996             100,510
Franklin Street Properties Corp.                                     12,115             154,345
General Growth Properties, Inc. (b)                                  74,897           1,444,763
Getty Realty Corp.                                                    4,009              77,895
Gladstone Commercial Corp.                                            3,438              61,746
Glimcher Realty Trust                                                19,734             192,406
Government Properties Income Trust                                    8,160             195,269
Gramercy Property Trust, Inc. (a)                                     8,607              35,719
Hatteras Financial Corp.                                             13,026             243,716
Healthcare Realty Trust, Inc. (b)                                    12,846             296,871
Healthcare Trust of America, Inc., Class A                           23,663             248,935
Hersha Hospitality Trust                                             26,803             149,829
Highwoods Properties, Inc.                                           12,204             430,923
Home Properties, Inc. (b)                                             7,648             441,672
Hospitality Properties Trust                                         19,010             537,983
Hudson Pacific Properties, Inc.                                       7,020             136,539
Inland Real Estate Corp.                                             12,389             126,739
Invesco Mortgage Capital, Inc.                                       18,876             290,502
Investors Real Estate Trust                                          14,691             121,201
iStar Financial, Inc. (a)                                            11,215             135,029
Kilroy Realty Corp.                                                  11,023             550,599
Kite Realty Group Trust                                              12,503              74,143
LaSalle Hotel Properties                                             12,910             368,193
Lexington Realty Trust                                               26,109             293,204
Liberty Property Trust                                               19,344             688,646
LTC Properties, Inc.                                                  4,981             189,178
Mack-Cali Realty Corp. (b)                                           11,556             253,539
Medical Properties Trust, Inc.                                       22,295             271,330
MFA Financial, Inc.                                                  47,514             353,979

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          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     21

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONTINUED)
Mid-America Apartment Communities, Inc.                              5,834         $    364,625
Monmouth Real Estate Investment Corp., Class A                       7,647               69,358
MPG Office Trust, Inc. (a)                                          12,244               38,324
National Health Investors, Inc.                                      3,486              198,319
National Retail Properties, Inc.                                    16,650              529,803
New York Mortgage Trust, Inc.                                       11,234               70,213
NorthStar Realty Finance Corp.                                      33,882              314,425
Omega Healthcare Investors, Inc. (b)                                16,303              486,971
One Liberty Properties, Inc.                                         1,966               39,870
Parkway Properties, Inc.                                             6,314              112,200
Pebblebrook Hotel Trust                                              8,749              251,184
Pennsylvania Real Estate Investment Trust                            9,556              178,697
PennyMac Mortgage Investment Trust (d)                               5,478              124,241
Piedmont Office Realty Trust, Inc.                                  22,275              386,694
PMC Commercial Trust                                                 2,432               21,572
Post Properties, Inc.                                                7,279              327,701
Potlatch Corp.                                                       5,527              219,311
PS Business Parks, Inc.                                              2,470              184,311
RAIT Financial Trust                                                 9,876               69,922
Ramco-Gershenson Properties Trust (b)                                8,801              135,623
Rayonier, Inc.                                                      17,048              948,721
Realty Income Corp.                                                 26,755            1,063,511
Redwood Trust, Inc.                                                 11,481              226,061
Regency Centers Corp.                                               12,458              602,344
Resource Capital Corp.                                              19,046              113,133
Retail Opportunity Investments Corp.                                 8,997              124,339
Retail Properties of America, Inc., Class A                         23,807              327,346
RLJ Lodging Trust                                                   16,613              390,239
Rouse Properties, Inc.                                               3,854               79,315
Sabra Health Care REIT, Inc.                                         5,748              132,261
Saul Centers, Inc.                                                   2,158               99,808
Senior Housing Properties Trust (b)                                 25,776              601,612
Silver Bay Realty Trust Corp.                                        5,738               89,857
SL Green Realty Corp.                                               12,349            1,097,085
Sovran Self Storage, Inc.                                            4,302              325,575
Spirit Realty Capital, Inc.                                         48,124              441,778
STAG Industrial, Inc.                                                6,876              138,345
Starwood Property Trust, Inc.                                       26,308              630,603
Strategic Hotels & Resorts, Inc. (a)                                25,559              221,852
Sun Communities, Inc.                                                4,915              209,477
Sunstone Hotel Investors, Inc.                                      22,805              290,536
Supertel Hospitality, Inc. (a)                                         985                6,284
Tanger Factory Outlet Centers                                       12,992              424,189
Taubman Centers, Inc. (b)                                            8,819              593,607
Terreno Realty Corp.                                                 5,297               94,075
Two Harbors Investment Corp.                                        52,185              506,716
UDR, Inc. (b)                                                       33,882              803,003
UMH Properties, Inc.                                                 4,721               46,880
Universal Health Realty Income Trust                                 1,725               72,226
Urstadt Biddle Properties, Inc., Class A                             3,383               67,254
Walter Investment Management Corp. (a)                               5,301              209,602
Washington Real Estate Investment Trust                              8,709              220,076
Weingarten Realty Investors (b)                                     15,195              445,669
Winthrop Realty Trust                                                5,028               56,062
WP Carey, Inc.                                                       7,820              505,954
                                                                                   ------------
                                                                                     44,578,764
-----------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES -- 8.0%
Accelrys, Inc. (a)                                                   8,909               87,843
ACI Worldwide, Inc. (a)(b)                                           5,596              302,520
Acorn Energy, Inc.                                                   3,089               18,225
The Active Network, Inc. (a)                                         7,614              108,956
Actuate Corp. (a)                                                    7,782               57,198
Advent Software, Inc.                                                5,900              187,325
Alliance Data Systems Corp. (a)                                      6,674            1,411,351
Allscripts Healthcare Solutions, Inc. (a)                           22,073              328,226
American Software, Inc., Class A                                     4,220               36,039
Analysts International Corp. (a)                                     1,471                9,473
Angie's List, Inc. (a)                                               6,487              145,957
ANSYS, Inc. (a)                                                     12,623            1,092,142
AOL, Inc. (a)                                                       11,062              382,524
Aspen Technology, Inc. (a)                                          13,013              449,599
athenahealth, Inc. (a)                                               5,067              550,074
Authentidate Holding Corp. (a)                                       6,322                5,627
Blackbaud, Inc.                                                      6,435              251,222
Blucora, Inc. (a)                                                    6,543              150,358
Bottomline Technologies, Inc. (a)                                    5,353              149,242
BroadSoft, Inc. (a)                                                  4,105              147,903
Bsquare Corp. (a)                                                    3,375                9,281
CACI International, Inc., Class A (a)                                3,133              216,522
Cadence Design Systems, Inc. (a)(b)                                 39,055              527,242
Calix, Inc. (a)                                                      6,006               76,456
Callidus Software, Inc. (a)                                          6,158               56,469
CIBER, Inc. (a)                                                      9,585               31,630
Cogent Communications Group, Inc.                                    6,675              215,269
CommVault Systems, Inc. (a)(b)                                       6,106              536,290
Computer Programs & Systems, Inc.                                    1,661               97,168
Computer Task Group, Inc.                                            2,432               39,301
Compuware Corp.                                                     29,497              330,366

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     22

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES (CONTINUED)
Comverse, Inc. (a)                                                    3,357        $    107,256
Concur Technologies, Inc. (a)                                         6,486             716,703
Cornerstone OnDemand, Inc. (a)                                        6,683             343,774
Crexendo, Inc. (a)                                                    2,713               8,275
CSG Systems International, Inc.                                       4,841             121,267
Datalink Corp. (a)                                                    3,273              44,251
DealerTrack Holdings, Inc. (a)(b)                                     6,162             263,980
DeVry, Inc. (c)                                                       7,581             231,675
Digimarc Corp.                                                        1,454              29,371
Digital River, Inc. (a)                                               5,100              91,137
DST Systems, Inc.                                                     3,995             301,263
Dynamics Research Corp. (a)                                           2,140              16,264
EarthLink, Inc.                                                      16,151              79,947
Ebix, Inc.                                                            4,598              45,704
Envestnet, Inc. (a)                                                   3,791             117,521
EPIQ Systems, Inc.                                                    4,650              61,473
Equinix, Inc. (a)                                                     6,737           1,237,250
Evolving Systems, Inc.                                                1,970              18,932
Facebook, Inc. (a)                                                  222,283          11,167,498
Fair Isaac Corp.                                                      4,859             268,606
FalconStor Software, Inc. (a)                                         6,457               8,523
Forrester Research, Inc.                                              1,754              64,477
Fortinet, Inc. (a)                                                   18,960             384,130
Gartner, Inc. (a)                                                    12,746             764,760
GSE Systems, Inc. (a)                                                 4,471               7,019
Guidance Software, Inc. (a)                                           3,392              30,765
Guidewire Software, Inc. (a)                                          8,192             385,925
The Hackett Group, Inc.                                               4,606              32,841
IAC/InterActiveCorp                                                  10,753             587,866
ICG Group, Inc. (a)                                                   6,302              89,425
iGATE Corp. (a)                                                       4,222             117,203
Immersion Corp. (a)                                                   4,491              59,236
Infoblox, Inc. (a)                                                    6,476             270,826
Informatica Corp. (a)                                                14,908             580,965
Innodata, Inc. (a)                                                    3,774               9,775
Interactive Intelligence Group, Inc. (a)                              2,343             148,757
Internap Network Services Corp. (a)                                   8,066              56,059
Internet Patents Corp. (a)                                            1,714               5,348
IntraLinks Holdings, Inc. (a)                                         6,415              56,452
Inuvo, Inc. (a)                                                      12,065              14,478
Ipass, Inc. (a)                                                      10,039              20,078
j2 Global, Inc.                                                       6,441             318,958
The KEYW Holding Corp. (a)                                            4,120              55,414
Leidos Holdings, Inc.                                                 9,828             447,348
Limelight Networks, Inc. (a)                                         13,461              25,980
LivePerson, Inc. (a)                                                  8,157              77,002
LogMeIn, Inc. (a)(b)                                                  3,522             109,358
Looksmart Ltd. (a)                                                    9,057               6,566
Manhattan Associates, Inc. (a)                                        2,780             265,351
Mastech Holdings, Inc.                                                  816               9,156
MedAssets, Inc. (a)                                                   8,611             218,892
Medidata Solutions, Inc. (a)                                          3,557             351,894
Mentor Graphics Corp.                                                13,320             311,288
Merge Healthcare, Inc. (a)                                           10,446              27,264
Meru Networks, Inc. (a)                                               4,119              13,469
MicroStrategy, Inc., Class A (a)                                      1,309             135,822
Mitek Systems, Inc. (a)                                               4,789              24,807
Monotype Imaging Holdings, Inc.                                       5,580             159,923
NCI, Inc. (a)                                                         1,401               7,888
Netscout Systems, Inc. (a)                                            5,297             135,444
NetSuite, Inc. (a)                                                    4,226             456,154
NIC, Inc., Class A                                                    8,941             206,627
Nuance Communications, Inc. (a)                                      36,089             674,684
Palo Alto Networks, Inc. (a)                                          6,363             291,553
PC-Tel, Inc.                                                          3,124              27,647
PDF Solutions, Inc. (a)                                               3,957              84,086
Pegasystems, Inc.                                                     2,616             104,143
Perficient, Inc. (a)                                                  5,534             101,604
Premiere Global Services, Inc. (a)                                    6,468              64,421
Progress Software Corp. (a)(b)                                        7,631             197,490
PROS Holdings, Inc. (a)                                               3,757             128,452
PTC, Inc. (a)                                                        16,430             467,105
QAD, Inc., Class A                                                      913              12,453
QAD, Inc., Class B                                                    1,021              11,486
QLIK Technologies, Inc. (a)                                          12,301             421,186
Quality Systems, Inc.                                                 6,300             136,899
Rackspace Hosting, Inc. (a)                                          15,776             832,342
RealPage, Inc. (a)                                                    7,154             165,687
RigNet, Inc. (a)                                                      1,771              64,146
Rosetta Stone, Inc. (a)                                               2,717              44,097
Rovi Corp. (a)(b)                                                    14,009             268,553
Sapient Corp. (a)                                                    15,506             241,428
Science Applications International Corp.                              5,616             189,530
SciQuest, Inc. (a)                                                    3,423              76,881
Selectica, Inc. (a)                                                   2,484              13,761
ServiceNow, Inc. (a)                                                 13,913             722,780
Smith Micro Software, Inc. (a)                                        7,292               6,563
SoftBrands, Inc. (a)                                                    114                  --
SolarWinds, Inc. (a)(b)                                               9,120             319,747
Solera Holdings, Inc.                                                 9,444             499,304
Sourcefire, Inc. (a)                                                  4,387             333,061
Splunk, Inc. (a)                                                     11,123             667,825
SS&C Technologies Holdings, Inc. (a)                                  8,117             309,258
Support.com, Inc. (a)                                                 8,513              46,396
Synchronoss Technologies, Inc. (a)(b)                                 4,363             166,056
Synopsys, Inc. (a)                                                   21,046             793,434
Syntel, Inc.                                                          2,056             164,686
Tangoe, Inc. (a)                                                      5,066             120,875
TeleCommunication Systems, Inc., Class A (a)                          8,736              21,491
TeleNav, Inc. (a)                                                     3,551              20,738

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     23

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES (CONCLUDED)
TIBCO Software, Inc. (a)                                            21,014         $    537,748
Tyler Technologies, Inc. (a)                                         4,016              351,280
Ultimate Software Group, Inc. (a)                                    3,968              584,883
Unisys Corp. (a)                                                     6,232              156,984
United Online, Inc.                                                 15,050              120,099
Unwired Planet, Inc. (a)                                            11,796               20,407
Vantiv, Inc., Class A (a)                                           15,100              421,894
VASCO Data Security International, Inc. (a)                          4,809               37,943
Verint Systems, Inc. (a)                                             7,403              274,355
VirnetX Holding Corp. (a)(b)                                         6,173              125,929
Virtusa Corp. (a)                                                    3,427               99,589
VMware, Inc., Class A (a)                                           11,729              948,876
Vocus, Inc. (a)                                                      3,191               29,708
Voltari Corp. (a)                                                    1,272                6,780
Wave Systems Corp., Class A (a)                                      7,941               10,244
Web.com Group, Inc. (a)                                              6,660              215,384
Workday, Inc. (a)                                                    4,619              373,816
Zix Corp. (a)                                                       10,245               50,098
Zynga, Inc., Class A (a)                                            88,863              327,016
                                                                                   ------------
                                                                                     43,844,339
-----------------------------------------------------------------------------------------------
SUPPORT SERVICES -- 4.9%
ABM Industries, Inc.                                                 6,502              173,083
Acacia Research Corp.                                                7,240              166,954
Advanced Emissions Solutions, Inc. (a)                               1,539               65,746
The Advisory Board Co. (a)(b)                                        5,031              299,244
AM Castle & Co. (a)                                                  2,755               44,356
Amdocs Ltd.                                                         21,899              802,379
AMN Healthcare Services, Inc. (a)                                    6,666               91,724
AMREP Corp. (a)                                                        600                5,214
Applied Industrial Technologies, Inc.                                5,564              286,546
ARC Document Solutions, Inc. (a)                                     6,202               28,467
Barnes Group, Inc.                                                   6,073              212,069
Barrett Business Services, Inc.                                      1,055               71,012
Black Box Corp.                                                      2,171               66,519
Booz Allen Hamilton Holding Corp.                                    4,852               93,741
The Brink's Co.                                                      6,135              173,621
Broadridge Financial Solutions, Inc.                                16,040              509,270
Cardtronics, Inc. (a)                                                6,344              235,362
Casella Waste Systems, Inc. (a)                                      6,367               36,610
Cass Information Systems, Inc.                                       1,235               65,912
CBIZ, Inc. (a)                                                       6,146               45,726
CDI Corp.                                                            1,608               24,618
Cenveo, Inc. (a)                                                    11,391               33,603
Clean Harbors, Inc. (a)                                              7,614              446,637
Comfort Systems USA, Inc.                                            5,010               84,218
Consolidated Graphics, Inc. (a)                                      1,239               69,458
Convergys Corp.                                                     13,539              253,856
CoreLogic, Inc. (a)(b)                                              12,926              349,648
The Corporate Executive Board Co.                                    4,643              337,175
Corrections Corp. of America                                        15,822              546,650
CoStar Group, Inc. (a)                                               3,930              659,847
CRA International, Inc. (a)                                          1,688               31,431
Crawford & Co., Class B                                              3,213               31,166
Cross Country Healthcare, Inc. (a)                                   4,315               26,149
Deluxe Corp.                                                         6,992              291,287
Dice Holdings, Inc. (a)                                              6,055               51,528
DigitalGlobe, Inc. (a)(b)                                            9,671              305,797
Document Security Systems, Inc. (a)                                  6,643                7,573
The Dolan Co. (a)                                                    4,113                9,295
DXP Enterprises, Inc. (a)                                            1,503              118,692
ENGlobal Corp. (a)                                                   3,131                3,076
Ennis, Inc.                                                          3,512               63,356
Euronet Worldwide, Inc. (a)                                          6,542              260,372
EVERTEC, Inc.                                                        4,203               93,349
ExamWorks Group, Inc. (a)                                            4,001              103,986
ExlService Holdings, Inc. (a)                                        4,356              124,059
Exponent, Inc.                                                       1,944              139,657
FleetCor Technologies, Inc. (a)                                     10,022            1,104,024
Franklin Covey Co. (a)                                               2,441               43,816
Frontline Capital Group                                                300                   --
FTI Consulting, Inc. (a)(b)                                          5,567              210,433
Fuel Tech, Inc. (a)                                                  1,893                8,253
Furmanite Corp. (a)                                                  5,816               57,578
G&K Services, Inc., Class A                                          2,617              158,041
Genpact Ltd. (a)                                                    14,937              282,011
The Geo Group, Inc.                                                  9,805              326,016
Global Cash Access Holdings, Inc. (a)                                9,010               70,368
Global Payments, Inc.                                               10,394              530,926
Global Power Equipment Group, Inc.                                   2,196               44,162
GP Strategies Corp. (a)                                              2,896               75,933
Harris Interactive, Inc. (a)                                         8,925               17,850
HD Supply Holdings, Inc. (a)                                         7,577              166,467
Heartland Payment Systems, Inc.                                      5,082              201,857
Heidrick & Struggles International, Inc.                             2,179               41,532
Heritage-Crystal Clean, Inc. (a)                                     1,744               31,427
Higher One Holdings, Inc. (a)                                        5,358               41,096
Hudson Global, Inc. (a)                                              3,584               11,612
Huron Consulting Group, Inc. (a)                                     3,263              171,666
ICF International, Inc. (a)                                          2,842              100,635
InnerWorkings, Inc. (a)                                              5,617               55,159
Insperity, Inc.                                                      2,974              111,822
Jack Henry & Associates, Inc.                                       11,471              592,018
Kaman Corp.                                                          3,589              135,880
Kelly Services, Inc., Class A                                        3,402               66,237
Kforce, Inc.                                                         4,137               73,184
Korn/Ferry International (a)                                         6,760              144,664
Lawson Products, Inc. (a)                                              634                6,537

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     24

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
SUPPORT SERVICES (CONTINUED)
Lender Processing Services, Inc.                                    11,632         $    386,997
Lincoln Educational Services Corp.                                   3,155               14,545
LinkedIn Corp. (a)                                                  12,453            3,064,185
Lionbridge Technologies, Inc. (a)                                    9,164               33,815
Management Network Group, Inc. (a)                                   2,116                5,840
Manpower, Inc.                                                      10,488              762,897
MAXIMUS, Inc.                                                        9,459              426,033
McGrath RentCorp                                                     3,138              112,027
Metalico, Inc. (a)                                                   7,655               10,717
Michael Baker Corp.                                                  1,284               51,963
Mistras Group, Inc. (a)                                              2,611               44,387
Mobile Mini, Inc. (a)                                                5,630              191,758
ModusLink Global Solutions, Inc. (a)                                 8,234               22,561
Monster Worldwide, Inc. (a)                                         15,278               67,529
MSC Industrial Direct Co., Inc., Class A                             6,467              526,090
MWI Veterinary Supply, Inc. (a)(b)                                   1,805              269,595
Navigant Consulting, Inc. (a)                                        6,899              106,659
NeuStar, Inc., Class A (a)                                           8,904              440,570
Odyssey Marine Exploration, Inc. (a)                                12,531               37,718
Official Payments Holdings, Inc. (a)                                 3,477               28,929
On Assignment, Inc. (a)                                              6,469              213,477
Park-Ohio Holdings Corp. (a)                                         1,366               52,482
Perma-Fix Environmental Services (a)                                 8,189                5,896
PowerSecure International, Inc. (a)                                  3,254               52,227
PRGX Global, Inc. (a)                                                4,699               29,416
Quad/Graphics, Inc.                                                  3,593              109,083
Rentrak Corp. (a)                                                    1,794               58,520
Resources Connection, Inc.                                           5,317               72,152
RPX Corp. (a)                                                        5,377               94,259
RR Donnelley & Sons Co.                                             24,880              393,104
Schnitzer Steel Industries, Inc., Class A                            3,229               88,927
ServiceSource International, Inc. (a)                                8,167               98,657
Sharps Compliance Corp. (a)                                          3,560               10,929
The Standard Register Co. (a)                                          910                9,428
StarTek, Inc. (a)                                                    2,482               15,984
Swisher Hygiene, Inc. (a)                                           16,316                9,896
Sykes Enterprises, Inc. (a)                                          5,418               97,036
Team, Inc. (a)                                                       2,789              110,863
TeleTech Holdings, Inc. (a)                                          2,746               68,897
Tetra Tech, Inc. (a)                                                 8,598              222,602
TMS International Corp.                                              2,071               36,118
Towers Watson & Co., Class A                                         8,669              927,236
TrueBlue, Inc. (a)                                                   5,696              136,761
UniFirst Corp.                                                       2,058              214,896
United Rentals, Inc. (a)                                            12,837              748,269
United Stationers, Inc.                                              5,368              233,508
Universal Technical Institute, Inc.                                  3,009               36,499
URS Corp.                                                            9,984              536,640
US Ecology, Inc.                                                     2,489               74,994
Verisk Analytics, Inc., Class A (a)                                 20,540            1,334,278
Viad Corp.                                                           2,653               66,192
WageWorks, Inc. (a)                                                  4,219              212,849
Waste Connections, Inc.                                             16,644              755,804
WEX, Inc. (a)                                                        5,308              465,777
                                                                                   ------------
                                                                                     27,019,713
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 4.5%
3D Systems Corp. (a)(b)                                             13,080              706,189
ADTRAN, Inc.                                                         8,143              216,930
Advanced Energy Industries, Inc. (a)                                 5,360               93,907
Advanced Micro Devices, Inc. (a)                                    84,177              319,873
Agilysys, Inc. (a)                                                   2,535               30,217
Alliance Fiber Optic Products, Inc.                                  2,173               44,481
Amkor Technology, Inc. (a)                                          16,096               69,052
Amtech Systems, Inc. (a)                                             2,148               15,680
ANADIGICS, Inc. (a)                                                 13,803               27,192
Applied Micro Circuits Corp. (a)                                    10,459              134,921
ARRIS Group, Inc. (a)(b)                                            16,132              275,212
Aruba Networks, Inc. (a)                                            16,091              267,754
Atmel Corp. (a)                                                     58,635              436,244
ATMI, Inc. (a)                                                       4,495              119,207
Avago Technologies Ltd.                                             33,359            1,438,440
Aviat Networks, Inc. (a)                                            10,261               26,473
Aware, Inc.                                                          2,015               11,002
Axcelis Technologies, Inc. (a)                                      16,588               35,001
AXT, Inc. (a)                                                        4,192                9,809
Brocade Communications Systems, Inc. (a)                            61,397              494,246
Brooks Automation, Inc.                                              8,879               82,664
Cabot Microelectronics Corp. (a)                                     3,103              119,528
CalAmp Corp. (a)                                                     5,220               92,029
Cavium, Inc. (a)                                                     7,294              300,513
Ceva, Inc. (a)                                                       3,732               64,377
Ciena Corp. (a)                                                     14,462              361,261
Cirrus Logic, Inc. (a)                                               8,840              200,491
Clearfield, Inc. (a)                                                 2,370               31,829
Cohu, Inc.                                                           3,077               33,570
Comtech Telecommunications Corp.                                     2,357               57,322
Concurrent Computer Corp.                                            2,796               20,187
Cray, Inc. (a)                                                       5,729              137,897
Cree, Inc. (a)                                                      16,406              987,477
CVD Equipment Corp. (a)(b)                                           1,397               13,509
Cypress Semiconductor Corp.                                         18,942              176,918
Dataram Corp. (a)                                                      368                1,016
Diebold, Inc.                                                        8,742              256,665
Digi International, Inc. (a)                                         4,258               42,623

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     25

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT (CONTINUED)
Diodes, Inc. (a)                                                     4,979         $    121,986
Dot Hill Systems Corp. (a)                                          10,624               22,735
DSP Group, Inc. (a)                                                  3,429               24,174
Dycom Industries, Inc. (a)                                           4,677              130,909
EchoStar Corp., Class A (a)                                          5,587              245,493
Electronics for Imaging, Inc. (a)                                    6,671              211,337
Emcore Corp. (a)                                                     3,572               16,038
Emulex Corp. (a)                                                    13,174              102,230
Entegris, Inc. (a)                                                  19,296              195,854
Entropic Communications, Inc. (a)                                   13,357               58,504
Exar Corp. (a)                                                       7,151               95,895
Extreme Networks, Inc. (a)                                          14,326               74,782
Fairchild Semiconductor International, Inc. (a)(b)                  17,433              242,144
Finisar Corp. (a)                                                   13,175              298,150
FormFactor, Inc. (a)                                                 7,900               54,194
Fusion-io, Inc. (a)                                                 12,424              166,357
Globecomm Systems, Inc. (a)                                          3,902               54,745
GSI Technology, Inc. (a)                                             4,254               29,906
Harmonic, Inc. (a)                                                  15,051              115,742
Hittite Microwave Corp. (a)                                          4,352              284,403
Hutchinson Technology, Inc. (a)                                      5,353               18,628
ID Systems, Inc. (a)                                                 2,671               16,453
Identive Group, Inc. (a)                                             7,272                5,090
iGO, Inc. (a)                                                          246                  770
Ikanos Communications, Inc. (a)                                     11,101               13,765
Imation Corp. (a)                                                    4,885               20,029
Infinera Corp. (a)                                                  16,942              191,614
Infosonics Corp. (a)                                                 3,600                1,764
Ingram Micro, Inc., Class A (a)                                     20,613              475,130
Inphi Corp. (a)                                                      3,741               50,242
Insight Enterprises, Inc. (a)                                        5,563              105,252
Integrated Device Technology, Inc. (a)                              19,123              180,139
Integrated Silicon Solution, Inc. (a)                                4,378               47,676
InterDigital, Inc.                                                   5,802              216,589
International Rectifier Corp. (a)(b)                                 9,773              242,077
Intersil Corp., Class A                                             17,173              192,853
Ixia (a)                                                             8,139              127,538
IXYS Corp.                                                           3,183               30,716
Kopin Corp. (a)                                                     10,311               41,553
Kulicke & Soffa Industries, Inc. (a)                                10,550              121,853
KVH Industries, Inc. (a)                                             2,575               35,535
Lantronix, Inc. (a)                                                  5,337                7,418
Lattice Semiconductor Corp. (a)                                     17,296               77,140
Lexmark International, Inc., Class A (c)                             8,617              284,361
Loral Space & Communications, Inc.                                   1,867              126,452
LRAD Corp. (a)                                                       8,678               12,583
LTX-Credence Corp. (a)                                               7,785               51,225
Marvell Technology Group Ltd.                                       55,332              636,318
Mattson Technology, Inc. (a)                                         9,962               23,809
Maxim Integrated Products, Inc.                                     39,235            1,169,203
MaxLinear, Inc., Class A (a)                                         4,784               39,659
Mercury Systems, Inc. (a)                                            4,931               49,261
Micrel, Inc.                                                         6,402               58,322
MICROS Systems, Inc. (a)                                            10,538              526,268
Microsemi Corp. (a)                                                 12,827              311,055
Mindspeed Technologies, Inc. (a)                                     7,788               23,676
MKS Instruments, Inc.                                                7,263              193,123
Monolithic Power Systems, Inc.                                       4,759              144,103
MoSys, Inc. (a)                                                      7,932               29,507
Nanometrics, Inc. (a)                                                3,807               61,369
NCR Corp. (a)(b)                                                    22,780              902,316
NeoPhotonics Corp. (a)                                               3,604               26,634
NETGEAR, Inc. (a)(b)                                                 5,419              167,230
Netlist, Inc. (a)                                                    4,429                3,565
Novatel Wireless, Inc. (a)                                           4,768               12,445
Oclaro, Inc. (a)(b)                                                 13,038               23,077
OCZ Technology Group, Inc. (a)                                       9,948               12,932
OmniVision Technologies, Inc. (a)                                    7,729              118,331
ON Semiconductor Corp. (a)(b)                                       61,830              451,359
Oplink Communications, Inc. (a)                                      2,880               54,202
Optical Cable Corp.                                                  1,750                7,000
Overland Storage, Inc. (a)                                           7,736                7,427
PAR Technology Corp. (a)                                             1,934                9,554
Parkervision, Inc. (a)(b)                                           15,301               51,258
PC Connection, Inc.                                                  2,038               30,753
Pendrell Corp. (a)                                                  19,485               37,801
Performance Technologies, Inc. (a)                                   3,188                9,181
Pericom Semiconductor Corp. (a)                                      3,101               24,188
Photronics, Inc. (a)                                                 8,858               69,358
Pixelworks, Inc. (a)                                                 3,290               13,226
Plantronics, Inc.                                                    6,064              279,247
PLX Technology, Inc. (a)                                             6,011               36,186
PMC - Sierra, Inc. (a)                                              28,665              189,762
Polycom, Inc. (a)                                                   23,511              256,740
Power Integrations, Inc.                                             4,117              222,936
Preformed Line Products Co.                                            401               28,844
Procera Networks, Inc. (a)                                           3,327               51,535
Pulse Electronics Corp. (a)                                          1,702                6,638
QLogic Corp. (a)                                                    12,366              135,284
Quantum Corp. (a)                                                   37,688               52,009
QuickLogic Corp. (a)                                                 7,869               20,695
Qumu Corp.                                                           2,149               26,669
Radisys Corp. (a)                                                    4,631               14,866
Rambus, Inc. (a)(b)                                                 15,980              150,212
RF Micro Devices, Inc. (a)                                          39,072              220,366
Riverbed Technology, Inc. (a)                                       23,118              337,292
Rudolph Technologies, Inc. (a)                                       5,260               59,964
ScanSource, Inc. (a)                                                 3,885              134,421
Seachange International, Inc. (a)                                    4,201               48,186
Semtech Corp. (a)                                                    9,435              282,956
ShoreTel, Inc. (a)                                                   9,734               58,793
Sigma Designs, Inc. (a)                                              5,242               29,303

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     26

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT (CONCLUDED)
Silicon Graphics International Corp. (a)                             5,058         $     82,193
Silicon Image, Inc. (a)                                             11,660               62,264
Silicon Laboratories, Inc. (a)                                       5,377              229,652
Skyworks Solutions, Inc. (a)                                        25,623              636,475
Sonic Foundry, Inc. (a)                                              1,513               13,965
Sonus Networks, Inc. (a)                                            40,110              135,572
Spansion, Inc., Class A (a)                                          6,832               68,935
SunEdison, Inc. (a)                                                 33,352              265,815
Super Micro Computer, Inc. (a)                                       4,879               66,062
Superconductor Technologies, Inc. (a)                                1,261                2,043
Supertex, Inc.                                                       1,514               38,365
Symmetricom, Inc. (a)                                                6,740               32,487
Synaptics, Inc. (a)                                                  4,749              210,286
SYNNEX Corp. (a)                                                     3,582              220,114
Systemax, Inc.                                                         532                4,932
Tech Data Corp. (a)                                                  4,966              247,853
Tellabs, Inc.                                                       44,910              101,946
Tessera Technologies, Inc.                                           6,670              129,065
Transact Technologies, Inc.                                          2,237               29,282
TriQuint Semiconductor, Inc. (a)                                    21,732              176,681
Ultra Clean Holdings (a)                                             4,606               31,827
Ultratech, Inc. (a)                                                  4,110              124,533
USA Technologies, Inc. (a)                                           6,360               10,240
VeriFone Systems, Inc. (a)                                          15,179              346,992
ViaSat, Inc. (a)                                                     5,861              373,639
Vitesse Semiconductor Corp. (a)                                      8,584               26,095
Volterra Semiconductor Corp. (a)                                     3,682               84,686
VOXX International Corp. (a)                                         2,922               40,031
West Corp.                                                           3,601               79,834
Westell Technologies, Inc. (a)                                      10,137               33,959
Zhone Technologies, Inc. (a)                                         4,634               14,597
                                                                                   ------------
                                                                                     24,852,563
-----------------------------------------------------------------------------------------------
TOBACCO -- 0.1%
Alliance One International, Inc. (a)                                10,048               29,239
Schweitzer-Mauduit International, Inc.                               4,392              265,848
Star Scientific, Inc. (a)                                           21,236               40,561
Universal Corp.                                                      2,888              147,086
Vector Group Ltd.                                                    9,424              151,722
                                                                                   ------------
                                                                                        634,456
-----------------------------------------------------------------------------------------------
TRAVEL & LEISURE -- 4.3%
AFC Enterprises, Inc. (a)                                            3,471              151,301
Alaska Air Group, Inc.                                               9,504              595,140
Allegiant Travel Co.                                                 1,992              209,877
Ambassadors Group, Inc.                                              3,100               10,695
Avis Budget Group, Inc. (a)(b)                                      14,833              427,635
Bally Technologies, Inc. (a)                                         5,389              388,331
Biglari Holdings, Inc. (a)                                             235               96,977
BJ's Restaurants, Inc. (a)                                           3,540              101,669
Bloomin' Brands, Inc. (a)                                            6,314              149,074
Bob Evans Farms, Inc.                                                3,614              206,974
Boyd Gaming Corp. (a)                                               11,127              157,447
Bravo Brio Restaurant Group, Inc. (a)                                2,892               43,669
Brinker International, Inc.                                          9,167              371,539
Buffalo Wild Wings, Inc. (a)(b)                                      2,678              297,847
Burger King Worldwide, Inc.                                          8,689              169,609
Carmike Cinemas, Inc. (a)                                            3,412               75,337
Carrols Restaurant Group, Inc. (a)                                   3,508               21,399
CEC Entertainment, Inc.                                              2,358              108,138
Century Casinos, Inc. (a)                                            4,783               27,359
The Cheesecake Factory, Inc.                                         6,661              292,751
Choice Hotels International, Inc.                                    4,879              210,724
Churchill Downs, Inc.                                                1,622              140,335
Cinemark Holdings, Inc.                                             13,903              441,281
Cosi, Inc. (a)                                                       3,314                7,755
Cracker Barrel Old Country Store, Inc.                               3,224              332,846
Denny's Corp. (a)                                                   14,152               86,610
DineEquity, Inc.                                                     2,336              161,184
Domino's Pizza, Inc.                                                 7,783              528,855
Dover Downs Gaming & Entertainment, Inc.                             3,295                4,481
Dover Motorsports, Inc.                                              2,127                5,126
Dunkin' Brands Group, Inc.                                          14,524              657,356
Einstein Noah Restaurant Group, Inc.                                 1,662               28,786
Empire Resorts, Inc. (a)                                             3,211               11,784
Entertainment Gaming Asia, Inc. (a)                                  3,165                3,798
Famous Dave's Of America, Inc. (a)                                   1,417               22,885
Fiesta Restaurant Group, Inc. (a)                                    3,279              123,487
Full House Resorts, Inc. (a)                                         4,610               12,816
Gaming Partners International Corp.                                  1,026                8,321
Hawaiian Holdings, Inc. (a)                                          6,942               51,648
Hertz Global Holdings, Inc. (a)                                     50,962            1,129,318
HomeAway, Inc. (a)                                                   8,701              243,628
Hyatt Hotels Corp., Class A (a)(b)                                   7,966              342,219
International Speedway Corp., Class A                                3,259              105,266
Interval Leisure Group, Inc.                                         5,526              130,579
Isle of Capri Casinos, Inc. (a)                                      4,355               32,924
Jack in the Box, Inc. (a)                                            6,020              240,800
Jamba, Inc. (a)                                                      2,634               35,243
JetBlue Airways Corp. (a)                                           28,326              188,651
Krispy Kreme Doughnuts, Inc. (a)                                     9,380              181,409
Las Vegas Sands Corp.                                               52,831            3,509,035
Life Time Fitness, Inc. (a)                                          5,344              275,056
Luby's, Inc. (a)                                                     3,348               24,039
The Madison Square Garden Co. (a)                                    8,381              486,685

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     27

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
TRAVEL & LEISURE (CONTINUED)
Marcus Corp.                                                         2,990         $     43,445
Marriott Vacations Worldwide Corp. (a)(b)                            4,601              202,444
MGM Resorts International (a)                                       45,790              935,948
Monarch Casino & Resort, Inc. (a)                                    2,004               38,036
Morgans Hotel Group Co. (a)                                          5,728               44,048
MTR Gaming Group, Inc. (a)                                           3,810               17,945
Multimedia Games Holding Co., Inc. (a)                               4,132              142,761
Norwegian Cruise Line Holdings Ltd. (a)(b)                           6,378              196,761
Orbitz Worldwide, Inc. (a)                                           5,425               52,243
Orient-Express Hotels Ltd., Class A (a)                             12,962              168,247
Panera Bread Co., Class A (a)                                        3,851              610,499
Papa John's International, Inc.                                      2,298              160,584
Penn National Gaming, Inc. (a)                                       9,630              533,117
Pinnacle Entertainment, Inc. (a)                                     8,495              212,800
Premier Exhibitions, Inc. (a)                                        8,491               12,991
Reading International, Inc., Class A (a)                             3,535               23,225
Red Lion Hotels Corp. (a)                                            4,431               23,351
Red Robin Gourmet Burgers, Inc. (a)                                  1,901              135,161
Regal Entertainment Group, Series A                                 11,182              212,234
Republic Airways Holdings, Inc. (a)                                  6,655               79,195
Rick's Cabaret International, Inc. (a)                               1,858               21,906
Royal Caribbean Cruises Ltd.                                        21,832              835,729
Ruby Tuesday, Inc. (a)                                               8,054               60,405
Ruth's Hospitality Group, Inc.                                       5,434               64,447
Ryman Hospitality Properties                                         7,250              250,198
Scientific Games Corp. (a)                                           6,921              111,913
SeaWorld Entertainment, Inc.                                         3,789              112,268
SHFL Entertainment, Inc. (a)                                         7,864              180,872
Six Flags Entertainment Corp.                                       13,036              440,486
SkyWest, Inc.                                                        6,187               89,835
Sonic Corp. (a)                                                      7,590              134,723
Speedway Motorsports, Inc.                                           1,062               19,010
Spirit Airlines, Inc. (a)                                           10,033              343,831
Steiner Leisure Ltd. (a)                                             1,887              110,257
Texas Roadhouse, Inc.                                                8,131              213,683
Town Sports International Holdings, Inc.                             3,399               44,119
Travelzoo, Inc. (a)                                                  1,642               43,579
United Continental Holdings, Inc. (a)                               48,483            1,488,913
US Airways Group, Inc. (a)                                          26,246              497,624
Vail Resorts, Inc.                                                   4,828              334,967
The Wendy's Co.                                                     38,451              326,064
WMS Industries, Inc. (a)                                             7,554              196,026
World Wrestling Entertainment, Inc.                                  3,985               40,527
                                                                                   ------------
                                                                                     23,474,115
-----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS -- 95.9%                                                        526,203,493
-----------------------------------------------------------------------------------------------

===============================================================================================

                                                                   BENEFICIAL
                                                                    INTEREST
OTHER INTERESTS (e)                                                  (000)
-----------------------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS -- 0.0%
Primus Telecommunications Group, Inc.                                $   29                   1
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 0.0%
Merck KGaA                                                                3                  --
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) -- 0.0%
AmeriVest Properties, Inc.                                                4                  --
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 0.0%
Gerber Scientific, Inc.                                                   4                  --
-----------------------------------------------------------------------------------------------
TRAVEL & LEISURE -- 0.0%
FRD Acquisition Co.                                                      13                  --
-----------------------------------------------------------------------------------------------
TOTAL OTHER INTERESTS -- 0.0%                                                                 1
-----------------------------------------------------------------------------------------------

===============================================================================================

WARRANTS (f)                                                        SHARES
-----------------------------------------------------------------------------------------------
AUTOMOBILES & PARTS -- 0.0%
Federal-Mogul Corp., Class A,
  (Issued 12/27/07, 1 Share for 1
  Warrant, Expires 12/27/14,
  Strike Price $45.82)                                                  249                   5
-----------------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS
(COST -- $324,681,595) -- 95.9%                                                     526,203,499
-----------------------------------------------------------------------------------------------

===============================================================================================
SHORT-TERM SECURITIES
BlackRock Liquidity Funds, TempCash, Institutional
  Class, 0.04% (d)(g)                                            21,205,769          21,205,769
-----------------------------------------------------------------------------------------------

                                                                   BENEFICIAL
                                                                    INTEREST
                                                                     (000)
-----------------------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC,
    Money Market Series, 0.17% (d)(g)(h)                         $   23,436          23,435,946
-----------------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(COST -- $44,641,715) -- 8.2%                                                        44,641,715
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     28

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                      VALUE
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST -- $369,323,310*) -- 104.1%                               $ 570,845,214
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.1)%                                     (22,343,237)
                                                                                  -------------
NET ASSETS -- 100.0%                                                              $ 548,501,977
                                                                                  =============
-----------------------------------------------------------------------------------------------

* As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost                                                                          $ 372,393,347
                                                                                  -------------
Gross unrealized appreciation                                                     $ 218,431,962
Gross unrealized depreciation                                                       (19,980,095)
                                                                                  -------------
Net unrealized appreciation                                                       $ 198,451,867
                                                                                  =============

--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) All or a portion of security has been pledged in connection with open financial futures contracts.
(d) Investments in issuers considered to be an affiliate of the Series during the period ended September 30, 2013 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

-----------------------------------------------------------------------------------------------------------------------
                                       SHARES/                                        SHARES/
                                     BENEFICIAL                                     BENEFICIAL
                                      INTEREST           SHARES/        SHARES/      INTEREST        VALUE
                                       HELD AT         BENEFICIAL     BENEFICIAL      HELD AT          AT
                                     DECEMBER 31,       INTEREST       INTEREST    SEPTEMBER 30,   SEPTEMBER 30,
AFFILIATE                               2012            PURCHASED        SOLD          2013           2013         INCOME
---------------------------------------------------------------------------------------------------------------------------
BlackRock Liquidity Funds,
  TempCash, Institutional Class       11,170,008     10,035,761 (1)       --        21,205,769     $21,205,769     $ 11,806
BlackRock Liquidity Series, LLC,
  Money Market Series                $14,273,670    $ 9,162,276 (1)       --       $23,435,946     $23,435,946     $260,474
PennyMac Mortgage Investment Trust         5,478             --           --             5,478     $   124,241     $  9,367
---------------------------------------------------------------------------------------------------------------------------
(1)   Represents net shares/beneficial interest purchased.

(e) Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(g)   Represents the current yield as of report date.
(h) Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

o Financial futures contracts as of September 30, 2013 were as follows:

--------------------------------------------------------------------------------------------------------------------
 CONTRACTS                                                                                NOTIONAL       UNREALIZED
 PURCHASED/           ISSUE                       EXCHANGE              EXPIRATION         VALUE        APPRECIATION
--------------------------------------------------------------------------------------------------------------------
    106       Russell 2000 Mini Index      ICE Futures US Indices     December 2013    $ 11,356,840     $    168,274
    103       S&P MidCap 400 E-Mini          Chicago Mercantile       December 2013    $ 12,778,180          102,382
--------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                   $    270,656
                                                                                                        ============

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     29

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

o Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

  o Level 1 -- unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

  o Level 2 -- other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

  o Level 3 -- unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series' policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series' policy regarding valuation of investments and derivative financial instruments, please refer to the Series' most recent financial statements as contained in its semi-annual report.

The following tables summarize the Series' investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

-----------------------------------------------------------------------------------------------------------------
                                                  LEVEL 1             LEVEL 2        LEVEL 3           TOTAL
-----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
Common Stocks:
  Aerospace & Defense                        $    8,019,876              --             --         $    8,019,876
  Alternative Energy                                582,727              --             --                582,727
  Automobiles & Parts                            10,784,389              --             --             10,784,389
  Banks                                          26,680,535              --             --             26,680,535
  Beverages                                         413,760              --             --                413,760
  Chemicals                                      12,947,620              --             --             12,947,620
  Construction & Materials                       13,158,567              --             --             13,158,567
  Electricity                                     8,077,360              --             --              8,077,360
  Electronic & Electrical Equipment              14,803,271              --             --             14,803,271
  Financial Services                             16,460,504              --             --             16,460,504
  Fixed Line Telecommunications                   1,889,698              --             --              1,889,698
  Food & Drug Retailers                           4,562,518              --             --              4,562,518
  Food Producers                                 10,411,123              --             --             10,411,123
  Forestry & Paper                                1,525,746              --             --              1,525,746
  Gas, Water & Multi-Utilities                    7,304,656              --             --              7,304,656
  General Industrials                             6,702,894              --             --              6,702,894
  General Retailers                              25,247,660              --             --             25,247,660

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     30

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

The following tables summarize the Series' investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013 (concluded):

-----------------------------------------------------------------------------------------------------------------
                                                  LEVEL 1             LEVEL 2        LEVEL 3           TOTAL
-----------------------------------------------------------------------------------------------------------------
ASSETS (CONCLUDED):
Investments (concluded):
Common Stocks (concluded):
  Health Care Equipment & Services           $   26,207,785              --             --          $  26,207,785
  Household Goods & Home Construction            10,737,236              --             --             10,737,236
  Industrial Engineering                         16,077,068              --             --             16,077,068
  Industrial Metals & Mining                      3,312,222              --             --              3,312,222
  Industrial Transportation                       7,301,032              --             --              7,301,032
  Leisure Goods                                   4,614,744              --             --              4,614,744
  Life Insurance                                  2,505,931              --             --              2,505,931
  Media                                          21,976,422              --             --             21,976,422
  Mining                                          2,478,286              --             --              2,478,286
  Mobile Telecommunications                       3,848,263              --             --              3,848,263
  Nonlife Insurance                              18,055,684              --             --             18,055,684
  Oil & Gas Producers                            18,176,918              --             --             18,176,918
  Oil Equipment, Services & Distribution         16,239,931              --             --             16,239,931
  Personal Goods                                  9,938,690              --             --              9,938,690
  Pharmaceuticals & Biotechnology                26,229,326              --        $   241             26,229,567
  Real Estate Investment & Services               4,526,860              --             --              4,526,860
  Real Estate Investment Trusts (REITs)          44,578,764              --             --             44,578,764
  Software & Computer Services                   43,844,339              --             --             43,844,339
  Support Services                               27,019,713              --             --             27,019,713
  Technology Hardware & Equipment                24,852,563              --             --             24,852,563
  Tobacco                                           634,456              --             --                634,456
  Travel & Leisure                               23,474,115              --             --             23,474,115
Other Interests:
  Fixed Line Telecommunications                          --              --              1                      1
Warrants:
  Automobiles & Parts                                     5              --             --                      5
Short-Term Securities                            21,205,769    $ 23,435,946             --             44,641,715
                                             --------------------------------------------------------------------
TOTAL                                        $  547,409,026    $ 23,435,946        $   242          $ 570,845,214
                                             ====================================================================

-----------------------------------------------------------------------------------------------------------------
                                                  LEVEL 1             LEVEL 2        LEVEL 3           TOTAL
-----------------------------------------------------------------------------------------------------------------
Derivative Financial Instruments(1)
ASSETS:
Equity contracts                             $      270,656              --             --          $     270,656
-----------------------------------------------------------------------------------------------------------------

(1) Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     31

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

Certain of the Series' assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

-----------------------------------------------------------------------------------------------------------------
                                                  LEVEL 1             LEVEL 2        LEVEL 3           TOTAL
-----------------------------------------------------------------------------------------------------------------
ASSETS:
  Cash pledged for financial futures contracts   $  95,000                      --      --          $      95,000
LIABILITIES:
  Collateral on securities loaned at value              --         $   (23,435,946)     --            (23,435,946)
                                                 ----------------------------------------------------------------
TOTAL                                            $  95,000         $   (23,435,946)     --          $ (23,340,946)
                                                 ================================================================

There were no transfers between levels during the period ended September 30, 2013.

--------------------------------------------------------------------------------

          QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2013     32





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2013

By:*     /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     11/18/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/20/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      11/19/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.